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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Floating Rate Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of June 30, 2012 (Unaudited)

Principal Amount		Borrower\Tranche Description	Fair Value
LOANS*: 96.2%
Aerospace & Defense: 2.3%
$400,000	(1)	Data Device Corp. (DDC), 1st Lien Term Loan, due 06/15/18	$397,667
2,475,000		Delta, New Term Loan, 5.500%, due 04/20/17	2,471,134
445,500		Delta, Pacific Route First Lien Term Loan, 4.250%, due 03/07/16	433,249
995,000		DigitalGlobe Inc., Term Loan B, 5.750%, due 10/07/18	984,796
985,915		US Airways, Term Loan, 2.745%, due 03/21/14	942,987
			5,229,833
Automotive: 4.3%
345,521		Avis Budget Car Rental, LLC, Incremental Term Loan, 6.250%, due 09/21/18	347,163
2,970,000		Chrysler Group LLC, Term Loan B, 6.000%, due 05/24/17	2,995,802
1,637,625		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, due 07/28/17	1,583,379
498,690		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, due 01/29/18	438,847
1,700,000		Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, due 04/30/19	1,663,875
1,382,500		Metaldyne, LLC, Term Loan B, 5.250%, due 05/18/17	1,372,131
298,065		Schrader International, Lux Term Loan, 6.250%, due 04/30/18	298,811
229,285		Schrader International, US Term Loan, 6.250%, due 04/30/18	229,859
741,225		UCI International, Inc., Term Loan B, 5.500%, due 07/26/17	746,784
			9,676,651
Beverage & Tobacco: 0.1%
238,715		Clement Pappas, $230mm Term Loan, 6.503%, due 08/14/17	238,118
			238,118
Brokers, Dealers & Investment Houses: 0.9%
500,000		Nuveen Investments, Inc., 2nd Lien, 8.250%, due 05/12/19	501,875
1,000,000		Nuveen Investments, Inc., First-Lien Incremental Term Loan, 7.250%, due 05/13/17	1,000,000
500,000		Nuveen Investments, Inc., Term Loan Extended 2017, 5.963%, due 05/12/17	492,625
			1,994,500
Building & Development: 2.0%
2,813,255		Capital Automotive L.P., Term Loan, 5.250%, due 03/11/17	2,781,606
850,000		NCI Building Systems, Inc., Term Loan, 8.000%, due 06/21/18	828,750
897,750		Roofing Supply Group, Term Loan B, 6.500%, due 05/31/19	897,189
			4,507,545
Business Equipment & Services: 8.5%
1,000,000		4L Holdings Inc., Term loan B, 6.765%, due 05/06/18	985,000
1,198,682		Acosta, Inc., Term Loan B, 4.750%, due 03/01/18	1,192,689
985,000		Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.250%, due 12/18/17	976,381
500,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.250%, due 06/18/18	497,500
500,000	(1)	AlixPartners LLP, Second Lien Term Loan, due 12/15/19	491,875
2,000,000	(1)	AlixPartners LLP, Term Loan B-2, due 06/15/19	1,980,000
1,648,515		Avaya Inc., Term Loan B-3, 4.967%, due 10/26/17	1,461,226
1,483,183		Catalent Pharma Solutions, Inc., Incremental Term Loan B-2, 5.250%, due 09/15/17	1,485,037
990,000		CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 6.625%, due 04/28/17	942,975
115,701	(1)	CorpSource Finance Holdings, LLC, 2nd Lien Term Loan,, due 04/29/18	99,503
500,000		First American Payment Systems, Term Loan, 6.750%, due 10/04/16	502,500
1,500,000		First Data Corporation, Extended 2018 Dollar Term Loan, 4.245%, due 03/23/18	1,381,758
1,248,688		Go Daddy Operating Company, LLC, 1st Lien Term Loan, 5.500%, due 12/17/18	1,233,704
496,250		Information Resources, Inc., Term Loan B, 5.003%, due 12/01/17	494,079
990,000		Mercury Payment Systems LLC, Term Loan B, 5.500%, due 07/03/17	994,950
867,605		Property Data I, Inc., Term Loan B, 7.000%, due 12/21/16	815,548
370,313		Trans Union LLC, Term Loan B, 5.500%, due 02/12/18	371,238
325,166		U.S. Security Associates Holdings, Inc., $75mm Delayed Draw Term Loan, 6.000%, due 07/28/17	325,573
1,661,351		U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, due 07/28/17	1,663,427
258,700		Verifone, Inc., Term Loan B, 4.250%, due 12/31/18	258,159
1,295,180		Web.com Group, Inc., First Lien Term Loan, 7.000%, due 10/28/17	1,293,550
			19,446,672
Cable & Satellite Television: 2.3%
1,000,000		Atlantic Broadband, First Lien Term Loan, 5.250%, due 03/29/19	1,003,325
1,416,450		Cequel Communications, LLC, Term Loan 2012, 4.000%, due 02/08/19	1,389,892
1,980,000		Intelsat Jackson Holdings S.A., Term Loan B Facility, 5.250%, due 04/02/18	1,973,802
883,325		San Juan Cable LLC, ‘1st Lien, 6.000%, due 06/09/17	883,325
			5,250,344
Chemicals & Plastics: 6.1%
997,500		Ascend Performance Materials Operations LLC, Term Loan, 6.750%, due 04/09/18	973,809
573,864		AZ Chem US Inc., Term Loan B, 7.250%, due 12/19/17	578,311
250,000		Chemtura Corporation, Term Loan, 5.500%, due 08/27/16	250,938
245,803		Houghton International, Inc., Term Loan B1, 6.750%, due 01/29/16	247,032
1,995,000		Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, due 04/27/18	1,956,098
2,000,000	(1)	Kronos Worldwide, Inc., Term Loan B, due 06/01/18	2,002,500
1,701,610		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C1B, 4.000%, due 05/05/15	1,661,197
724,934		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C2B, 4.250%, due 05/05/15	707,717
348,250		PolyOne Corporation, Term Loan B, 5.000%, due 11/17/17	349,338
162,403		Sonneborn, Inc., BV Tranche, 6.500%, due 03/31/18	163,012
919,877		Sonneborn, Inc., US Tranche, 6.500%, due 03/31/18	923,326
840,000		Styron S.A.R.L., Term Loan B, 6.063%, due 08/02/17	789,250
2,267,969		Univar Inc., Term Loan B, 5.000%, due 06/30/17	2,226,862
1,157,100		Vantage Specialties Inc., Term Loan B, 7.000%, due 02/10/18	1,158,546
			13,987,936
Clothing/Textiles: 0.8%
1,321,158		Targus Group, Inc., New Senior Secured Term Loan, 11.000%, due 05/16/16	1,317,854
46,523		Totes Isotoner Corporation, Delayed Draw 1st Lien Term Lerm, 7.295%, due 07/07/17	45,826
448,594		Totes Isotoner Corporation, First Lien Term Loan, 7.253%, due 07/07/17	441,865
			1,805,545
Conglomerates: 1.2%
1,957,461		Affinion Group, Inc., First Lien Term Loan, 5.000%, due 10/10/16	1,787,407
496,250		Waterpik, Term Loan, 6.752%, due 08/10/17	495,009
400,000	(1)	WireCo WorldGroup, Inc., Term Loan B, due 02/15/17	401,000
			2,683,416
Containers & Glass Products: 4.2%
2,317,193		Husky Injection Molding Systems, Ltd, Term Loan B, 6.545%, due 06/30/18	2,331,675
586,846		Pro Mach, Inc, Term Loan, 6.250%, due 07/06/17	578,044
1,963,590		Reynolds Group Holdings Inc, Term Loan C, 6.500%, due 08/09/18	1,978,863

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount		Borrower\Tranche Description	Fair Value
Containers & Glass Products (continued)
$2,930,465		Reynolds Group Holdings Inc, US Term Loan, 6.500%, due 02/09/18	$2,953,258
900,000		TricorBraun, Term Loan, 5.500%, due 04/30/18	900,750
900,104		Xerium Technologies, Inc., USD First Lien Term Loan, 5.500%, due 05/22/17	874,226
			9,616,816
Drugs: 0.6%
1,000,000	(1)	Jazz Pharmaceuticals Inc., term loan, due 05/30/18	996,667
446,970		Prestige Brands, Term loan B, 5.250%, due 01/31/19	449,833
			1,446,500
Ecological Services & Equipment: 0.1%
299,250		WCA Waste Corporation, Term Loan B, 5.500%, due 02/28/18	297,941
			297,941
Electronics/Electrical: 8.1%
625,148		Aspect Software, Inc., Term Loan, 6.250%, due 05/06/16	620,264
1,600,000		Attachmate Corporation, 1st Lien Term Loan, 7.250%, due 11/15/17	1,583,200
1,990,000		Blackboard Inc., 1st Lien Term Loan B, 7.500%, due 10/04/18	1,920,350
498,750		Blackboard Inc., 1st Lien Term Loan B-1, 7.500%, due 10/04/18	481,294
500,000		Blackboard Inc., 2nd Lien Term Loan B, 11.500%, due 10/01/19	467,084
1,487,487		Epicor Software Corporation, Term Loan B, 5.000%, due 05/16/18	1,468,894
1,995,000		Freescale Semiconductor, Inc., Incremental Term Loan B-2, 6.000%, due 02/28/19	1,974,427
629,630		Greeneden U.S. Holdings II, L.L.C., 1st Lien Term Loan, 6.750%, due 01/31/18	633,302
845,750		Kronos Incorporated, Tranche C first-lien term loan, 6.250%, due 12/26/17	848,383
2,000,000		Lawson Software, Inc., Term Loan B (USD), 6.250%, due 04/01/18	2,012,619
879,580		Open Link Financial, Inc., Term Loan, 7.750%, due 10/28/17	882,878
1,091,497	(1)	Orbitz Worldwide, Inc., Term Loan, 3.245%, due 07/25/14	1,030,101
994,751		Sabre Inc., Extended Term Loan, 5.995%, due 09/30/17	957,448
787,183		Spansion LLC, Term Loan, 4.750%, due 02/09/15	790,135
1,585,938		SS&C Technologies Inc., Term Loan B-1, 5.000%, due 06/01/19	1,581,478
164,063		SS&C Technologies Inc., Term Loan B-2, 5.000%, due 06/01/19	163,601
1,041,493		Travelport, Inc., Delayed Draw Term Loan extended, 4.968%, due 08/21/15	956,685
			18,372,143
Equipment Leasing: 0.5%
250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, due 03/16/18	247,500
766,471		Brock Holdings, Inc., New Term Loan B, 6.012%, due 03/16/17	767,410
			1,014,910
Financial Intermediaries; 1.7%
186,631		BNY ConvergEx Group, LLC, Eze Borrower Term Loan, 5.250%, due 12/19/16	180,099
424,890		BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, due 12/19/16	410,019
960,175		Fundtech, Term Loan, 7.500%, due 11/15/17	963,776
1,353,613		MIP Delaware, LLC, Term Loan, 5.500%, due 07/12/18	1,356,996
1,000,000	(1)	Residential Capital, A-1 Term Loan, due 11/15/13	1,002,188
			3,913,078
Food Products: 0.8%
985,000		Advance Pierre Foods, First Lien Term Loan, 7.001%, due 09/30/16	989,309
835,667		NPC International, Term Loan (2012 refi), 5.250%, due 12/28/18	837,756
			1,827,065
Food Service: 1.1%
947,368		Bojangles Restaurants, Inc., Term Loan, 8.000%, due 08/17/17	949,145
997,500		Landry’s Restaurants, Term Loan B, 6.500%, due 04/30/18	1,001,241
550,000	(1)	P.F. Chang’s China Bistro, Inc., Term Loan B Facility, due 06/30/19	552,578
			2,502,964
Health Care: 11.6%
768,075		Alere US Holdings, LLC, Incremental Term Loan B, 4.753%, due 06/30/17	759,114
990,000	(1)	Alere US Holdings, LLC, Term Loan B, 4.753%, due 06/30/17	978,450
500,000		Alere US Holdings, LLC, Term Loan B-2, 4.753%, due 06/30/17	495,000
2,250,000		Bausch & Lomb, Inc., US term loan, 5.250%, due 04/30/19	2,240,156
1,665,533		Capsugel Holdings US, Inc., Term Loan B, 5.250%, due 08/01/18	1,671,259
251,681		ConvaTec, Term Loan B, 5.750%, due 12/22/16	250,735
1,463,000		DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, due 09/15/17	1,452,942
2,474,403		Drumm Corp., Term loan B, 5.000%, due 05/04/18	2,356,868
1,546,294		Emergency Medical Services Corporation, Term loan B, 5.250%, due 05/25/18	1,533,730
391,607		HGI Holding, Inc., Senior Secured Term Loan B due 2016, 6.750%, due 09/29/16	391,607
1,086,250		Iasis Healthcare LLC, Term Loan B, 5.000%, due 05/03/18	1,069,956
992,500		Immucor, Inc., Term loan B, 7.250%, due 08/17/18	1,000,564
1,480,016		inVentiv Health Inc., Original term loan B, 6.500%, due 08/04/16	1,392,140
272,250		inVentiv Health Inc., Term B-3, 6.750%, due 05/15/18	255,461
1,293,500		Kinetic Concepts, Inc., Term Loan B-1, 7.000%, due 04/20/18	1,305,142
433,445		Medassets, Inc., Term Loan B, 5.250%, due 11/16/16	434,528
478,706		Medpace IntermediateCo, Inc., Term loan B, 6.502%, due 06/22/17	459,558
1,934,831		Onex Carestream Finance LP, Term Loan B, 5.000%, due 02/25/17	1,856,470
1,024,850		Pharmaceutical Product Development, Inc., Bank Term Loan B, 6.250%, due 11/30/18	1,031,768
867,825		Press Ganey, 1st Lien, 5.250%, due 04/30/18	869,995
250,000		Press Ganey, 2nd Lien, 8.250%, due 08/31/18	250,000
1,216,364	(1)	Rural/Metro Corporation, Term Loan B, 5.750%, due 06/29/18	1,196,598
745,313		Skilled Healthcare Group, Inc., New Term Loan, 6.750%, due 04/08/16	732,270
660,000		Sunquest Information Systems, Inc., Term Loan B, 6.250%, due 12/16/16	661,650
445,500		Surgical Care Affiliates LLC, Incremental term loan, 5.500%, due 06/29/18	437,704
997,500		United Surgical Partners International, Inc., New Tranche B, 6.000%, due 04/01/19	983,784
300,000		Wolverine Healthcare Analytics, Term Loan B, 6.750%, due 05/31/19	299,250
			26,366,699
Home Furnishings: 1.1%
247,483		Hillman Group (The), Inc., First Lien Term Loan, 5.000%, due 05/27/16	247,483
847,875		Monitronics International, Inc., Term Loan B, 5.500%, due 03/31/18	847,344
700,000		Protection One, Inc., Term Loan B, 5.750%, due 03/31/19	699,117
766,073		Springs Window Fashions, LLC, First Lien Term Loan, 6.000%, due 05/31/17	762,243
			2,556,187
Industrial Equipment: 5.4%
472,896		Edwards (Cayman Islands II) Limited (aka BOC Edwards), New Term Loan, 5.500%, due 05/31/16	468,758
2,540,000		Generac Power Systems, Inc., Term Loan B, 6.250%, due 05/30/18	2,529,416
238,636		Goodman Global Inc., Second Lien Term Loan, 9.000%, due 10/30/17	242,514
2,281,395		Goodman Global Inc., Term Loan B, 5.750%, due 10/28/16	2,284,817
1,546,125		Rexnord Corporation / RBS Global, Inc., USD Term Loan, 5.000%, due 04/01/18	1,556,110
2,630,000		Schaeffler AG, Term Loan C2, 6.000%, due 01/31/17	2,634,092
600,000		Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, due 05/09/18	598,125
1,875,825		Terex Corporation, Term Loan, 5.500%, due 04/28/17	1,887,549
			12,201,381
Insurance: 1.4%
1,500,000		AmWINS Group, Inc., 1st Lien Term Loan, 5.750%, due 06/01/19	1,500,000
825,000		AmWINS Group, Inc., 2nd Lien Term Loan, 9.250%, due 12/01/19	814,688
433,913		Applied Systems Inc., First Lien Incremental, 5.500%, due 12/08/16	432,285

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount		Borrower\Tranche Description		Fair Value
Insurance (continued)
$397,798		CCC Information Services Group, Inc., Term Loan B, 5.500%, due 11/11/15		$398,457
				3,145,430
Leisure Good/Activities/Movies: 2.4%
1,472,462		24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, due 04/22/16		1,474,303
997,500		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B USD, 5.750%, due 04/30/17		998,568
420,000		FGI Operating, Term Loan B, 5.500%, due 04/30/19		421,575
1,991,736		Getty Images, Inc, Term Loan B, 5.260%, due 11/07/16		1,996,399
475,247	(1)	SRAM, LLC, First Lien Term Loan, 4.782%, due 06/07/18		473,168
185,000		SRAM, LLC, Second Lien Term Loan, 8.500%, due 12/07/18		185,463
				5,549,476
Lodging & Casinos: 2.5%
1,969,500		Boyd Gaming Corporation, Incremental Term Loan, 6.000%, due 12/17/15		1,980,050
2,432,288		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.495%, due 01/28/18		2,159,500
700,000		Caesars Octavius, LLC, Term Loan, 9.250%, due 02/24/17		687,167
826,718		Station Casinos LLC, Term Loan B-1, 3.245%, due 06/17/16		779,182
				5,605,899
Nonferrous Metals/Minerals: 0.9%
1,000,000		Constellium Holdco BV, Term Loan B, 9.250%, due 04/30/18		980,000
1,174,000		Fairmount Minerals, Ltd., Term Loan B, 5.250%, due 03/15/17		1,168,864
				2,148,864
Oil & Gas: 1.7%
500,000		Crestwood Holdings LLC, Term Loan B, 9.750%, due 03/30/18		503,542
1,614,714		Frac Tech International, LLC, Term Loan (HoldCo), 6.250%, due 05/06/16		1,480,379
1,990,000		Tervita (fka CCS Inc.), Add-On Term Loan, 6.500%, due 11/14/14		1,994,975
				3,978,896
Publishing: 1.1%
1,372,120		Cengage Learning, Inc., Extended Term Loan B, 5.750%, due 07/31/17		1,186,241
1,059,564		Cenveo Corporation, Term Loan B, 6.625%, due 12/21/16		1,058,239
825,007		R.H. Donnelley Corporation, Term Loan, 9.000%, due 10/24/14		365,891
				2,610,371
Radio & Television: 3.7%
819,449		Barrington Broadcasting Group, Term loan B, 7.500%, due 06/30/17		827,644
1,476,399		Clear Channel Communications, Inc., Term Loan B, 3.895%, due 01/28/16		1,178,121
1,989,434		Cumulus Media Holdings Inc., First Lien Term Loan B, 5.750%, due 09/17/18		1,989,433
1,000,000		Cumulus Media Holdings Inc., Second Lien Term Loan B, 7.500%, due 02/11/19		1,002,500
462,367		Entercom Communications Corporation, Term loan B, 6.250%, due 11/22/18		464,486
346,500		Raycom TV Broadcasting, LLC, Termm Loan B, 4.500%, due 05/31/17		342,169
2,706,090		Univision Communications, Inc., Extended Term Loan, 4.495%, due 03/31/17		2,556,410
				8,360,763
Retailers (Except Food & Drug): 10.7%
1,592,000		Academy Ltd., Term Loan, 6.000%, due 08/03/18		1,600,947
908,813		Amscan Holdings, Inc., Term Facility, 6.750%, due 12/04/17		909,097
1,928,135		Bass Pro Group, LLC, Term Loan B, 5.250%, due 06/13/17		1,932,954
3,038,491		BJs Wholesale Club, First Lien Term Loan (2012 refi), 5.250%, due 09/27/18		3,050,835
1,031,250		BJs Wholesale Club, Second Lien Term Loan, 10.000%, due 03/27/19		1,063,477
1,000,000		Guitar Center, Inc., Extended Term Loan, 5.720%, due 04/10/17		940,408
1,500,000		Harbor Freight Tools USA, Inc., Senior Secured Term Loan, 5.500%, due 05/15/19		1,497,000
888,513		J. Crew, Term Loan B, 4.750%, due 03/07/18		876,610
744,923		Jo-Ann Stores, Inc., Term Loan B, 4.750%, due 03/16/18		737,474
837,250		Leslies Poolmart, Inc., Tranche B Term Loan Facility, 4.500%, due 11/21/16		826,784
1,620,433		Lord & Taylor, Term Loan Facility, 5.750%, due 01/09/18		1,623,471
1,992,420		Neiman Marcus Group, Inc, Term Loan, 4.750%, due 05/16/18		1,974,145
1,147,125		Roundys Supermarkets, Inc., Term Loan B, 5.750%, due 02/14/19		1,150,471
500,000	(1)	Savers, Term Loan B, due 07/09/19		500,000
733,163		Sleepy’s Holdings, LLC, Term Loan, 7.250%, due 03/19/19		734,995
1,370,065		The Gymboree Corporation, Term Loan B, 5.000%, due 02/23/18		1,300,095
1,724,337		Toys “R” Us, Inc., Term Loan B-1, 6.000%, due 09/01/16		1,639,726
346,500		Toys “R” Us, Inc., Term Loan B-2, 5.250%, due 05/25/18		315,604
500,000		Toys “R” Us, Inc., Term Loan B-3, 5.250%, due 05/25/18		454,584
1,371,563		Yankee Candle Company, Inc., Term Loan B, 5.250%, due 04/02/19		1,367,848
				24,496,525
Surface Transport: 0.9%
907,247		Inmar, Inc., Term Loan B, 6.500%, due 08/04/17		908,381
1,246,875		Wabash National Corporation, Term Loan, 6.000%, due 05/15/19		1,231,289
				2,139,670
Telecommunications: 5.1%
1,422,273		Asurion, LLC, Add-On 1st Lien Term Loan, 5.500%, due 05/24/18		1,419,384
2,367,802		Asurion, LLC, First Lien Term Loan, 5.500%, due 05/24/18		2,362,993
1,400,000		Asurion, LLC, Second Lien Term Loan, 9.000%, due 05/24/19		1,435,875
1,895,250		Global Tel*Link Corporation, First Lien Term Loan, 6.000%, due 12/15/17		1,899,988
750,000		Level 3 Financing, Inc, Term Loan B III, 5.750%, due 09/01/18		750,078
1,500,000		Syniverse Holdings, Inc., Term Loan B, 5.000%, due 04/20/19		1,492,500
308,996		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, due 02/23/17		287,367
2,000,000	(1)	Zayo Group, LLC, Term Loan B, due 07/02/19		2,007,500
				11,655,685
Utilities: 2.1%
1,488,750		Dynegy Midwest Generation, LLC (CoalCo)., Term Loan, 9.250%, due 08/04/16		1,525,969
1,091,750		Dynegy Power (GasCo), Term Loan, 9.250%, due 08/04/16		1,127,232
765,000		EquiPower Resources Holdings, LLC, 1st Lien Term Loan, 6.500%, due 12/29/18		766,913
1,787,818		Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.741%, due 10/10/17		1,072,519
481,940		Texas Competitive Electric Holdings Company LLC, Term Loans, 3.741%, due 10/10/14		303,567
				4,796,200
		Total Loans
		(Cost $220,181,260)		219,424,023

Shares				Market Value
SHORT-TERM INVESTMENTS: 2.0%
		Mutual Fund:2.0%
4,500,000		State Street Institutional Liquid Reserves Fund - Institutional Class		$4,500,000
		Total Mutual Fund (Cost $4,500,000)		4,500,000

		Total Investments (Cost $224,681,260)**	98.2%	$223,924,023
		Other Assets and Liabilities - Net	1.8	4,109,513
		Net Assets	100.0%	$228,033,536

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of June 30, 2012 (Unaudited) (continued)

*

Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

(1)	All or a portion of the loan is pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
**	For Federal Income Tax purposes cost of investments is the same as for financial statement purposes.

	Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$2,214,965
	Gross Unrealized Depreciation	(2,972,202)
	Net Unrealized Depreciation	$(757,237)

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of June 30, 2012 (Unaudited) (continued)

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/12
Asset Table
Investments, at value
Loans	$—	$219,424,023	$—	$219,424,023
Short-Term Investments	4,500,000	—	—	4,500,000
Total Investments, at value	$4,500,000	$219,424,023	$—	$223,924,023

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 1.1%
		U.S. Treasury Bonds: 1.1%
10,500,000		3.000%, due 05/15/42	$11,023,362	1.1
		Total U.S. Treasury Obligations
		(Cost $11,138,132)	11,023,362	1.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 101.1%
		Collateralized Mortgage Obligations: 0.1%
1,071,000		5.500%, due 01/16/33	1,295,351	0.1
		Federal Home Loan Mortgage Corporation: 3.9%##
20,811,269	^	0.500%, due 07/15/36	412,488	0.1
553,145		5.450%, due 03/01/37	601,252	0.1
147,048		5.450%, due 07/01/37	159,072	0.0
128,404		5.450%, due 12/01/37	139,571	0.0
166,939		5.450%, due 12/01/37	181,458	0.0
148,933		5.450%, due 05/01/38	161,760	0.0
2,357,280	^	5.500%, due 09/15/35	445,339	0.1
115,073		5.625%, due 12/01/36	126,831	0.0
603,801		5.625%, due 12/01/36	665,765	0.1
107,897		5.625%, due 01/01/37	117,854	0.0
658,731		5.625%, due 01/01/37	729,046	0.1
64,878		5.625%, due 01/01/37	70,679	0.0
42,269		5.625%, due 02/01/37	47,001	0.0
84,690		5.625%, due 03/01/37	94,105	0.0
192,052		5.625%, due 03/01/37	209,225	0.0
569,981		5.625%, due 03/01/37	630,247	0.1
93,717		5.625%, due 04/01/37	102,057	0.0
80,387		5.625%, due 05/01/37	88,531	0.0
181,063		5.625%, due 06/01/37	197,423	0.0
347,544		5.625%, due 07/01/37	383,211	0.0
230,828		5.625%, due 07/01/37	252,547	0.0
32,956		5.625%, due 12/01/37	36,630	0.0
501,087		5.625%, due 02/01/38	552,511	0.1
781,443		5.650%, due 02/01/37	854,015	0.1
133,387		5.650%, due 02/01/37	145,537	0.0
555,410		5.700%, due 06/01/37	601,908	0.1
337,235		5.700%, due 09/01/37	365,468	0.0
322,761		5.700%, due 12/01/37	352,462	0.0
158,687		5.700%, due 01/01/38	173,290	0.0
84,082		5.700%, due 07/01/38	91,772	0.0
174,220		5.700%, due 07/01/38	190,154	0.0
164,733		5.790%, due 12/01/37	180,168	0.0
131,732		5.790%, due 03/01/38	144,023	0.0
228,611		5.800%, due 12/01/36	250,461	0.0
819,025		6.000%, due 03/15/34	943,980	0.1
10,022,449		6.000%, due 04/15/36	11,651,126	1.1
3,669,972		6.000%, due 05/15/36	4,316,997	0.4
153,715		6.050%, due 04/01/38	169,083	0.0
1,674,541		6.090%, due 12/01/37	1,857,666	0.2
5,656		7.000%, due 11/01/14	5,948	0.0
56,897		7.500%, due 12/01/14	60,188	0.0
38,666		7.500%, due 01/01/30	47,223	0.0
1,030,804	^	7.750%, due 10/25/23	232,389	0.0
11,839		8.000%, due 01/01/30	12,043	0.0
843,503		9.000%, due 12/17/30	980,089	0.1
24,841		9.500%, due 07/01/20	26,371	0.0
1,079,407		19.135%, due 03/15/35	1,591,701	0.2
862,903		21.090%, due 04/15/35	1,375,465	0.1
5,961,970		27.633%, due 04/15/32	8,538,379	0.8
			41,562,509	3.9
		Federal National Mortgage Association: 8.8%##
31,035,808		4.500%, due 09/01/41	33,470,344	3.2
16,483,426		4.500%, due 09/01/41	17,776,432	1.7
15,667,422		4.607%, due 11/25/33	15,667,702	1.5
1,638,409		5.000%, due 10/25/35	1,885,128	0.2
452,563		5.300%, due 09/01/36	498,518	0.1
115,977		5.300%, due 10/01/36	127,027	0.0
138,204		5.300%, due 10/01/36	151,123	0.0
440,981		5.300%, due 12/01/36	486,385	0.1
619,102		5.300%, due 12/01/36	680,764	0.1
240,772		5.300%, due 02/01/37	262,512	0.0
446,236		5.300%, due 04/01/37	490,681	0.1
350,170		5.300%, due 05/01/37	385,047	0.0
131,812		5.300%, due 06/01/37	143,690	0.0
890,766		5.300%, due 08/01/37	979,485	0.1
77,063		5.300%, due 10/01/37	84,191	0.0
4,968,972		6.000%, due 06/25/29	5,579,271	0.5
2,564,619		6.000%, due 10/25/37	3,106,373	0.3
699,520		6.000%, due 01/25/44	791,290	0.1
7,218		6.500%, due 06/01/14	7,491	0.0
247,836		6.500%, due 02/01/29	288,075	0.0
1,054,272		6.500%, due 12/25/41	1,278,131	0.1
2,278,460		6.500%, due 12/25/42	2,657,430	0.3
1,971,013		6.500%, due 02/25/44	2,265,175	0.2
289,161		6.600%, due 07/01/27	329,949	0.0
122,013		6.600%, due 09/01/27	139,598	0.0
51,308		6.600%, due 11/01/27	58,703	0.0
41,687		6.600%, due 03/01/28	47,696	0.0
103,032		6.600%, due 06/01/28	118,544	0.0
9,470		7.000%, due 03/01/15	9,738	0.0
56,420		7.500%, due 05/01/28	60,706	0.0
2,055,044		8.000%, due 12/25/45	2,469,317	0.2
13,735		8.500%, due 08/01/15	13,805	0.0
18,425		8.500%, due 09/01/15	20,030	0.0
			92,330,351	8.8
		Government National Mortgage Association: 88.3%
66,816,758	^	0.250%, due 06/20/36	323,620	0.0
21,436,546		0.634%, due 07/20/41	21,466,778	2.0
10,449,440	^	0.670%, due 02/16/48	254,731	0.0
63,198,587	^	0.754%, due 11/16/46	2,019,637	0.2
88,307,840	^	0.878%, due 01/16/50	4,252,844	0.4
22,839,782		0.894%, due 06/20/40	22,854,940	2.2
97,340,355	^	1.067%, due 01/16/51	4,826,583	0.5
4,943,722		1.164%, due 06/20/39	5,031,229	0.5
18,699,347		1.284%, due 03/20/39	19,069,544	1.8
25,824,975	^	2.611%, due 10/16/52	2,736,654	0.3
87,900,000	W	3.500%, due 03/15/42	93,489,886	8.9
90,000,000		3.500%, due 04/20/42	95,653,116	9.1
414,227		4.000%, due 05/20/33	456,616	0.1
598,697		4.000%, due 08/15/33	662,066	0.1
663,742		4.000%, due 01/15/34	728,915	0.1
225,011		4.000%, due 03/15/34	246,217	0.0
750,206		4.000%, due 08/20/35	822,640	0.1
6,728,889	^	4.000%, due 04/20/38	881,264	0.1
1,616,409		4.000%, due 05/15/40	1,771,335	0.2

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
2,137,554		4.000%, due 09/20/40	$2,274,963	0.2
33,000,000	W	4.000%, due 03/15/41	35,841,092	3.4
15,681,291		4.000%, due 07/20/41	17,080,884	1.6
19,535,868		4.000%, due 02/20/42	21,400,722	2.0
17,439,822	^	4.500%, due 08/20/33	1,257,798	0.1
357,853		4.500%, due 01/20/34	395,240	0.0
874,369		4.500%, due 01/20/34	965,718	0.1
790,213		4.500%, due 03/20/34	876,051	0.1
294,030		4.500%, due 05/20/34	324,749	0.0
351,051		4.500%, due 06/20/34	387,727	0.0
3,257,021	^	4.500%, due 02/20/35	272,363	0.0
980,301		4.500%, due 10/20/35	1,082,558	0.1
2,181,151	^	4.500%, due 02/20/36	189,398	0.0
706,995	^	4.500%, due 12/20/37	93,249	0.0
1,689,863		4.500%, due 05/20/38	1,790,189	0.2
1,158,148		4.500%, due 07/20/38	1,273,831	0.1
3,416,120		4.500%, due 07/20/38	3,757,344	0.4
959,044		4.500%, due 07/20/38	1,015,982	0.1
357,648		4.500%, due 06/20/39	381,117	0.0
3,923,552		4.500%, due 10/15/39	4,333,051	0.4
3,162,798		4.500%, due 11/15/39	3,492,898	0.3
3,795,139		4.500%, due 11/15/39	4,191,237	0.4
895,079		4.500%, due 12/15/39	988,498	0.1
5,187,297		4.500%, due 08/20/40	5,495,265	0.5
18,510,924		4.500%, due 09/20/41	20,449,384	1.9
1,176,013		4.500%, due 11/15/41	1,286,993	0.1
12,834,285		4.660%, due 09/20/61	14,735,916	1.4
2,470,799		4.850%, due 05/20/40	2,722,977	0.3
4,312,541		4.861%, due 06/20/61	4,849,228	0.5
251,838		5.000%, due 05/15/18	271,133	0.0
674,918		5.000%, due 02/15/23	735,968	0.1
648,931		5.000%, due 02/15/24	709,618	0.1
772,450		5.000%, due 02/15/24	844,688	0.1
357,862		5.000%, due 02/15/24	392,112	0.0
469,306		5.000%, due 02/15/24	512,242	0.1
775,304		5.000%, due 03/15/24	847,809	0.1
396,374		5.000%, due 03/15/24	431,832	0.0
282,059		5.000%, due 03/15/24	306,328	0.0
1,421,899		5.000%, due 03/15/24	1,554,873	0.2
585,325		5.000%, due 03/15/24	642,259	0.1
286,685		5.000%, due 03/20/24	312,294	0.0
1,057,874		5.000%, due 04/15/24	1,156,804	0.1
553,744		5.000%, due 04/15/29	616,623	0.1
535,032		5.000%, due 04/15/30	595,786	0.1
6,577,692		5.000%, due 04/20/30	7,176,843	0.7
615,476		5.000%, due 10/15/30	685,364	0.1
450,129		5.000%, due 07/15/33	498,709	0.1
744,128		5.000%, due 10/20/33	820,199	0.1
433,423		5.000%, due 12/20/33	477,731	0.1
385,889		5.000%, due 12/20/33	425,338	0.0
859,914		5.000%, due 12/20/33	947,821	0.1
146,668		5.000%, due 02/20/34	161,739	0.0
354,823		5.000%, due 03/15/34	393,007	0.0
292,042		5.000%, due 04/15/34	322,511	0.0
1,436,884		5.000%, due 04/15/34	1,600,043	0.2
297,193		5.000%, due 04/20/34	327,733	0.0
796,984		5.000%, due 06/20/34	878,883	0.1
218,993		5.000%, due 07/20/34	241,497	0.0
4,837,796		5.000%, due 10/20/34	5,717,837	0.5
741,469		5.000%, due 12/20/34	817,664	0.1
148,283		5.000%, due 12/20/34	163,521	0.0
273,157		5.000%, due 01/15/35	302,638	0.0
762,297		5.000%, due 03/15/35	844,330	0.1
271,055		5.000%, due 03/15/35	299,208	0.0
2,726,651		5.000%, due 03/20/35	3,173,760	0.3
193,468		5.000%, due 04/15/35	213,291	0.0
298,166		5.000%, due 04/15/35	329,135	0.0
1,070,049		5.000%, due 04/15/35	1,182,878	0.1
526,437		5.000%, due 04/15/35	586,215	0.1
572,442		5.000%, due 05/20/35	636,034	0.1
20,668,791	^	5.000%, due 05/20/35	1,373,230	0.1
196,980		5.000%, due 06/15/35	217,170	0.0
563,310		5.000%, due 07/15/35	624,105	0.1
1,227,237	^	5.000%, due 09/16/35	97,234	0.0
3,060,345		5.000%, due 11/20/35	3,400,313	0.3
331,770		5.000%, due 12/15/35	365,622	0.0
1,869,961		5.000%, due 04/20/36	2,074,186	0.2
247,281		5.000%, due 05/20/37	272,527	0.0
393,978		5.000%, due 09/20/37	422,675	0.0
375,939		5.000%, due 12/20/37	414,320	0.0
1,142,606		5.000%, due 12/20/37	1,259,259	0.1
6,600,996	^	5.000%, due 01/20/38	1,013,722	0.1
1,026,192		5.000%, due 01/20/38	1,130,966	0.1
819,021		5.000%, due 01/20/38	902,644	0.1
344,786		5.000%, due 02/15/38	379,627	0.0
785,293		5.000%, due 05/20/38	833,358	0.1
821,196		5.000%, due 06/20/38	879,158	0.1
1,971,423		5.000%, due 06/20/38	2,092,087	0.2
1,119,728		5.000%, due 06/20/38	1,198,761	0.1
660,436		5.000%, due 08/20/38	700,859	0.1
2,522,774		5.000%, due 10/20/38	2,677,186	0.3
972,087		5.000%, due 11/20/38	1,031,586	0.1
1,766,025		5.000%, due 12/20/38	1,874,118	0.2
5,514,452		5.000%, due 01/20/39	5,851,974	0.6
914,293		5.000%, due 02/15/39	1,014,398	0.1
845,077		5.000%, due 03/15/39	938,660	0.1
1,029,000		5.000%, due 05/20/39	1,211,209	0.1
1,391,558		5.000%, due 06/16/39	1,554,482	0.2
2,048,781	^	5.000%, due 07/16/39	327,649	0.0
410,550		5.000%, due 07/20/39	435,679	0.0
1,710,641		5.000%, due 10/20/39	1,895,862	0.2
4,285,808		5.000%, due 11/15/39	4,747,018	0.5
2,412,474		5.000%, due 11/15/39	2,672,088	0.3
982,728		5.000%, due 11/15/39	1,088,482	0.1
4,443,655		5.000%, due 12/20/39	4,954,651	0.5
2,504,640		5.000%, due 12/20/39	2,775,832	0.3
1,718,158		5.000%, due 04/15/40	1,896,128	0.2
12,687,045		5.000%, due 05/15/40	14,076,126	1.3
35,850,517		5.000%, due 05/20/40	41,815,774	4.0
2,118,058		5.000%, due 09/15/40	2,338,708	0.2
3,467,388		5.000%, due 09/15/40	3,828,605	0.4
6,390,567		5.000%, due 07/20/41	7,068,612	0.7
522,287		5.100%, due 04/20/32	584,078	0.1
8,100,000		5.250%, due 01/20/38	9,478,231	0.9
7,348,140		5.364%, due 02/20/38	8,313,725	0.8
22,775,798	^	5.436%, due 04/20/40	3,680,307	0.4
13,924,620		5.473%, due 01/20/60	15,777,911	1.5
2,757,449		5.488%, due 04/16/39	3,061,047	0.3
460,733		5.500%, due 08/20/24	514,218	0.1
14,513		5.500%, due 04/20/29	16,269	0.0
152,524		5.500%, due 10/15/32	170,850	0.0
773,267		5.500%, due 12/15/32	866,176	0.1
213,944		5.500%, due 12/20/32	239,148	0.0
2,065,372		5.500%, due 01/17/33	2,482,311	0.2
3,337,786		5.500%, due 02/20/33	3,804,493	0.4

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
217,780		5.500%, due 06/15/33	$243,266	0.0
164,561		5.500%, due 07/15/33	183,054	0.0
202,025		5.500%, due 07/20/33	223,824	0.0
694,150		5.500%, due 08/20/33	775,925	0.1
1,658,306		5.500%, due 10/15/33	1,857,553	0.2
1,608,943		5.500%, due 10/20/33	1,885,487	0.2
3,809,420		5.500%, due 11/15/33	4,267,125	0.4
412,071		5.500%, due 11/20/33	456,533	0.1
1,755,385	^	5.500%, due 11/20/33	82,250	0.0
227,371		5.500%, due 12/20/33	254,794	0.0
944,579		5.500%, due 01/15/34	1,058,071	0.1
623,345		5.500%, due 01/15/34	698,240	0.1
1,232,247		5.500%, due 02/15/34	1,380,303	0.1
259,241		5.500%, due 02/15/34	290,389	0.0
354,224		5.500%, due 03/15/34	396,785	0.0
4,120,142		5.500%, due 03/16/34	5,030,321	0.5
366,453		5.500%, due 03/20/34	406,196	0.0
181,366		5.500%, due 04/15/34	201,830	0.0
555,313		5.500%, due 04/15/34	620,993	0.1
1,284,772		5.500%, due 04/15/34	1,439,138	0.1
909,302		5.500%, due 04/15/34	1,018,555	0.1
306,101		5.500%, due 04/20/34	373,560	0.0
136,045		5.500%, due 04/20/34	150,800	0.0
77,643		5.500%, due 04/20/34	86,790	0.0
1,318,990		5.500%, due 04/20/34	1,474,377	0.1
2,270,950		5.500%, due 04/20/34	2,517,243	0.2
121,863		5.500%, due 05/15/34	136,505	0.0
351,556		5.500%, due 06/15/34	393,796	0.0
493,279		5.500%, due 06/15/34	555,167	0.1
605,780		5.500%, due 06/20/34	676,293	0.1
225,240		5.500%, due 06/20/34	249,668	0.0
303,830		5.500%, due 07/15/34	340,336	0.0
152,424		5.500%, due 07/20/34	170,380	0.0
462,457		5.500%, due 07/20/34	516,865	0.1
2,846,709		5.500%, due 08/15/34	3,188,743	0.3
313,221		5.500%, due 08/15/34	350,855	0.0
875,794		5.500%, due 08/15/34	981,022	0.1
711,358		5.500%, due 08/15/34	796,829	0.1
316,017		5.500%, due 08/20/34	350,291	0.0
639,007		5.500%, due 09/15/34	719,179	0.1
274,351		5.500%, due 09/15/34	305,330	0.0
315,891		5.500%, due 09/15/34	351,389	0.0
1,528,606		5.500%, due 09/15/34	1,705,104	0.2
406,913		5.500%, due 09/15/34	455,409	0.1
833,409		5.500%, due 09/15/34	933,544	0.1
834,458		5.500%, due 10/15/34	934,719	0.1
189,009		5.500%, due 10/15/34	211,128	0.0
450,010		5.500%, due 10/15/34	504,079	0.1
121,068		5.500%, due 12/15/34	135,236	0.0
647,741		5.500%, due 01/15/35	722,734	0.1
511,003		5.500%, due 01/15/35	575,115	0.1
621,053		5.500%, due 01/15/35	700,093	0.1
394,248		5.500%, due 01/20/35	437,200	0.0
729,572		5.500%, due 02/15/35	817,230	0.1
975,250		5.500%, due 03/15/35	1,087,856	0.1
325,577		5.500%, due 03/15/35	362,386	0.0
545,136		5.500%, due 03/15/35	613,530	0.1
249,337		5.500%, due 04/15/35	277,523	0.0
513,046		5.500%, due 04/15/35	577,415	0.1
625,120		5.500%, due 04/15/35	697,494	0.1
326,441		5.500%, due 05/15/35	364,643	0.0
1,476,408		5.500%, due 05/15/35	1,644,572	0.2
1,350,265		5.500%, due 05/15/35	1,519,673	0.2
603,482		5.500%, due 05/20/35	673,916	0.1
735,576		5.500%, due 06/15/35	827,864	0.1
351,990		5.500%, due 06/20/35	393,402	0.0
2,432,497		5.500%, due 07/15/35	2,720,203	0.3
1,895,185		5.500%, due 08/15/35	2,111,048	0.2
56,279		5.500%, due 08/20/35	62,733	0.0
768,309		5.500%, due 09/20/35	857,500	0.1
9,319,861		5.500%, due 12/16/35	11,427,922	1.1
2,406,482		5.500%, due 02/20/36	2,960,759	0.3
325,505		5.500%, due 04/15/36	361,912	0.0
7,934,000		5.500%, due 04/20/36	8,575,484	0.8
496,178		5.500%, due 06/20/36	551,840	0.1
7,197,000		5.500%, due 09/20/36	7,868,400	0.8
100,513		5.500%, due 11/15/36	111,688	0.0
3,875,569		5.500%, due 10/20/37	4,567,037	0.4
5,392,484		5.500%, due 11/20/37	6,281,493	0.6
430,549		5.500%, due 06/20/38	460,954	0.1
437,636		5.500%, due 08/20/38	468,542	0.1
761,822		5.500%, due 09/20/38	815,622	0.1
126,587		5.500%, due 10/20/38	135,527	0.0
1,669,851		5.500%, due 11/20/38	1,787,775	0.2
144,613		5.500%, due 12/20/38	154,826	0.0
690,344		5.500%, due 01/15/39	773,289	0.1
398,247		5.500%, due 01/15/39	444,355	0.0
430,570		5.500%, due 01/20/39	460,977	0.1
3,391,724		5.500%, due 03/20/39	3,631,246	0.4
299,868		5.500%, due 06/20/39	321,045	0.0
2,325,771		5.500%, due 09/16/39	2,914,677	0.3
898,164		5.500%, due 09/15/40	998,361	0.1
219,789		5.500%, due 09/15/40	244,068	0.0
370,915		5.500%, due 10/15/40	411,783	0.0
431,039		5.600%, due 12/20/36	480,458	0.1
361,634		5.600%, due 12/20/36	403,095	0.0
114,626		5.600%, due 01/20/37	127,341	0.0
285,951		5.600%, due 01/20/37	317,672	0.0
109,840		5.600%, due 03/20/37	122,025	0.0
249,208		5.600%, due 04/20/37	276,853	0.0
86,690		5.600%, due 07/20/37	96,307	0.0
31,691		5.600%, due 10/20/37	35,207	0.0
94,295		5.600%, due 01/20/38	104,755	0.0
80,814		5.600%, due 02/20/38	89,779	0.0
108,998		5.600%, due 02/20/38	121,090	0.0
477,685		5.680%, due 05/15/47	507,061	0.1
98,922		5.750%, due 11/20/27	110,823	0.0
169,889		5.750%, due 12/20/27	190,328	0.0
92,006		5.750%, due 02/20/28	103,075	0.0
113,031		5.750%, due 03/20/28	126,629	0.0
67,160		5.750%, due 03/20/28	72,700	0.0
275,982		5.750%, due 04/20/28	309,357	0.0
126,746		5.750%, due 07/20/28	140,172	0.0
57,504		5.750%, due 01/20/29	64,368	0.0
100,101		5.750%, due 04/20/29	112,144	0.0
379,664		5.750%, due 07/20/29	424,984	0.0
10,800,000		5.750%, due 07/20/38	12,166,300	1.2
8,426,697	^	5.806%, due 12/20/40	1,483,965	0.1
5,468,165		5.950%, due 02/15/44	5,987,256	0.6
1,804,679		5.970%, due 11/15/31	1,949,972	0.2
239,045		6.000%, due 01/20/24	261,036	0.0
363,262		6.000%, due 10/15/25	414,485	0.0
813,342		6.000%, due 04/15/26	918,752	0.1
245,361		6.000%, due 10/20/27	276,873	0.0
253,587		6.000%, due 07/15/28	286,452	0.0
54,615		6.000%, due 07/15/28	62,290	0.0

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
237,496		6.000%, due 08/15/28	$270,874	0.0
71,254		6.000%, due 09/15/28	81,268	0.0
261,218		6.000%, due 09/15/28	297,930	0.0
143,792		6.000%, due 02/15/29	162,316	0.0
39,560		6.000%, due 04/15/29	45,045	0.0
839,936		6.000%, due 07/15/32	956,405	0.1
59,803		6.000%, due 08/15/32	67,871	0.0
189,425		6.000%, due 09/15/32	214,642	0.0
769,296		6.000%, due 11/15/32	873,085	0.1
657,021		6.000%, due 12/15/32	749,666	0.1
2,389,147		6.000%, due 01/15/33	2,726,035	0.3
2,619,662		6.000%, due 01/15/33	2,989,055	0.3
816,187		6.000%, due 01/15/33	927,832	0.1
150,660		6.000%, due 02/15/33	170,703	0.0
571,281		6.000%, due 03/15/33	651,835	0.1
213,778		6.000%, due 04/15/33	242,085	0.0
494,871		6.000%, due 05/15/33	562,564	0.1
263,818		6.000%, due 05/15/33	299,905	0.0
924,184		6.000%, due 09/15/33	1,050,602	0.1
76,103		6.000%, due 09/15/33	86,180	0.0
265,852		6.000%, due 09/15/33	302,218	0.0
110,634		6.000%, due 09/15/33	125,284	0.0
318,716		6.000%, due 10/15/33	360,918	0.0
188,596		6.000%, due 10/15/33	215,190	0.0
204,678		6.000%, due 10/15/33	232,292	0.0
245,110		6.000%, due 10/15/33	279,254	0.0
936,352		6.000%, due 12/15/33	1,062,679	0.1
1,663,176		6.000%, due 12/16/33	1,956,013	0.2
368,618		6.000%, due 01/15/34	419,968	0.0
216,718		6.000%, due 01/20/34	244,416	0.0
1,902,603	^	6.000%, due 01/20/34	388,540	0.0
579,630		6.000%, due 02/20/34	653,712	0.1
1,638,476		6.000%, due 03/20/34	2,083,230	0.2
193,600		6.000%, due 03/20/34	218,344	0.0
347,532		6.000%, due 03/20/34	391,950	0.0
1,064,901		6.000%, due 03/20/34	1,201,005	0.1
128,208		6.000%, due 04/20/34	144,594	0.0
296,827		6.000%, due 05/20/34	334,764	0.0
610,635		6.000%, due 05/20/34	688,679	0.1
40,807		6.000%, due 06/20/34	46,023	0.0
397,419		6.000%, due 06/20/34	448,213	0.0
6,013,252		6.000%, due 07/20/34	6,781,800	0.6
235,061		6.000%, due 07/20/34	265,104	0.0
808,814		6.000%, due 08/20/34	912,187	0.1
447,780		6.000%, due 10/15/34	510,920	0.1
422,836		6.000%, due 10/20/34	477,736	0.1
321,346		6.000%, due 10/20/34	362,416	0.0
487,105		6.000%, due 10/20/34	549,361	0.1
322,461		6.000%, due 10/20/34	363,674	0.0
91,396		6.000%, due 10/20/34	103,077	0.0
71,735		6.000%, due 10/20/34	80,904	0.0
202,242		6.000%, due 10/20/34	228,090	0.0
65,571		6.000%, due 10/20/34	73,684	0.0
111,046		6.000%, due 11/20/34	125,239	0.0
62,756		6.000%, due 11/20/34	70,777	0.0
433,981		6.000%, due 11/20/34	489,448	0.1
297,371		6.000%, due 11/20/34	335,378	0.0
1,793,367		6.000%, due 11/20/34	2,022,576	0.2
388,723		6.000%, due 12/20/34	438,405	0.0
2,101,906		6.000%, due 12/20/34	2,370,549	0.2
497,009		6.000%, due 12/20/34	560,531	0.1
633,432		6.000%, due 12/20/34	714,390	0.1
207,646		6.000%, due 01/20/35	234,194	0.0
91,111		6.000%, due 01/20/35	102,759	0.0
199,865		6.000%, due 01/20/35	225,418	0.0
466,159		6.000%, due 02/20/35	525,760	0.1
240,063		6.000%, due 03/20/35	270,756	0.0
120,088		6.000%, due 03/20/35	135,442	0.0
153,862		6.000%, due 04/20/35	173,534	0.0
555,000		6.000%, due 04/20/36	682,763	0.1
210,445		6.000%, due 01/20/37	236,067	0.0
1,244,378		6.000%, due 03/15/37	1,398,651	0.1
7,589,000		6.000%, due 07/20/37	9,145,190	0.9
406,323		6.000%, due 09/20/37	456,921	0.1
3,422,504		6.000%, due 10/20/37	4,303,655	0.4
466,232		6.000%, due 12/20/37	522,998	0.1
1,844,188		6.000%, due 03/20/38	2,268,044	0.2
164,083		6.000%, due 05/20/38	179,426	0.0
655,483		6.000%, due 08/20/38	710,631	0.1
793,996		6.000%, due 09/20/38	860,797	0.1
1,112,899		6.000%, due 10/20/38	1,206,530	0.1
344,213		6.000%, due 11/15/38	389,684	0.0
331,376		6.000%, due 12/15/38	374,116	0.0
443,058		6.000%, due 12/15/38	497,986	0.1
1,943,649		6.000%, due 07/16/39	2,211,559	0.2
1,275,201		6.000%, due 08/15/39	1,443,657	0.1
1,738,330		6.000%, due 08/15/39	1,967,966	0.2
79,501		6.050%, due 06/15/38	89,357	0.0
108,715		6.050%, due 09/15/38	123,380	0.0
280,811		6.050%, due 09/15/38	315,624	0.0
237,949		6.050%, due 10/15/38	267,449	0.0
132,998		6.090%, due 05/15/38	149,487	0.0
270,950		6.090%, due 06/15/38	304,541	0.0
189,262		6.090%, due 11/15/38	212,726	0.0
38,810,224	^	6.107%, due 04/16/39	5,255,533	0.5
54,460		6.125%, due 02/15/39	61,211	0.0
156,273		6.125%, due 04/15/39	175,647	0.0
307,081		6.250%, due 09/15/27	350,526	0.0
20,125		6.250%, due 03/15/28	22,954	0.0
17,110		6.250%, due 04/15/28	19,514	0.0
149,598		6.250%, due 09/15/29	170,342	0.0
12,871,328	^	6.256%, due 09/20/37	1,786,665	0.2
16,086,272	^	6.256%, due 09/20/38	2,453,707	0.2
6,233,297	^	6.257%, due 05/16/38	931,114	0.1
5,947,219		6.417%, due 04/20/37	6,784,230	0.6
316,250		6.490%, due 01/15/28	360,696	0.0
133,850		6.500%, due 07/20/29	155,271	0.0
94,569		6.500%, due 04/20/32	109,467	0.0
97,735		6.500%, due 07/20/32	113,376	0.0
126,100		6.500%, due 10/20/33	144,957	0.0
411,057		6.500%, due 11/15/33	473,928	0.1
107,394		6.500%, due 11/20/33	123,454	0.0
179,262		6.500%, due 02/20/34	206,092	0.0
145,950		6.500%, due 03/20/34	167,794	0.0
213,434		6.500%, due 08/20/34	245,379	0.0
647,979		6.500%, due 08/20/34	746,209	0.1
210,755		6.500%, due 08/20/34	242,299	0.0
238,623		6.500%, due 09/20/34	274,338	0.0
90,516		6.500%, due 09/20/34	104,064	0.0
8,182		6.500%, due 09/20/34	9,406	0.0
343,875		6.500%, due 10/20/34	395,344	0.0
188,540		6.500%, due 11/20/34	216,759	0.0
153,478		6.500%, due 12/20/34	176,449	0.0
279,571		6.500%, due 12/20/34	321,415	0.0
111,769		6.500%, due 03/20/35	128,431	0.0
454,189		6.500%, due 05/15/36	530,068	0.1

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
556,530		6.500%, due 09/15/36	$639,246	0.1
287,737		6.500%, due 09/15/36	330,502	0.0
361,183		6.500%, due 05/20/38	399,910	0.0
137,811		6.500%, due 07/20/38	152,768	0.0
2,065,018		6.500%, due 09/16/38	2,419,493	0.2
3,862,953		6.500%, due 01/20/39	4,423,211	0.4
4,026		6.750%, due 08/15/28	4,699	0.0
136,617		6.750%, due 10/15/28	159,441	0.0
72,404		6.750%, due 10/15/28	84,500	0.0
784,545		7.000%, due 05/16/32	899,332	0.1
114,161		7.000%, due 06/20/34	134,067	0.0
60,052		7.000%, due 09/20/34	70,523	0.0
343,080		7.000%, due 09/20/34	402,902	0.0
135,508		7.000%, due 08/20/36	158,771	0.0
5,211,473		7.000%, due 10/20/38	6,124,792	0.6
856,399		7.000%, due 12/15/38	1,007,051	0.1
1,765,205		7.000%, due 12/15/38	2,075,727	0.2
6,201,312		7.200%, due 03/15/39	6,715,142	0.6
21,443		7.250%, due 01/15/29	24,969	0.0
4,240,563	^	7.257%, due 05/16/31	955,533	0.1
3,979,709		7.350%, due 03/15/43	4,307,327	0.4
2,416,193	^	7.357%, due 10/16/29	522,353	0.1
38,934		7.500%, due 08/20/27	47,049	0.0
577,364		7.500%, due 10/16/32	669,110	0.1
3,024,077		7.500%, due 02/20/34	3,281,009	0.3
858,595		7.500%, due 10/15/38	1,059,932	0.1
1,074,896		7.500%, due 08/20/39	1,454,689	0.1
16,911		7.800%, due 05/15/19	16,999	0.0
3,302		8.000%, due 03/20/24	3,319	0.0
25,605		8.000%, due 11/15/25	31,085	0.0
16,877		8.000%, due 07/15/26	20,599	0.0
47,571		8.000%, due 07/15/26	57,812	0.0
103,265		8.000%, due 09/15/26	125,301	0.0
29,236		8.000%, due 09/20/26	37,351	0.0
23,455		8.000%, due 12/15/26	28,704	0.0
13,905		8.000%, due 04/15/27	17,002	0.0
7,265		8.000%, due 06/15/27	7,304	0.0
45,074		8.000%, due 07/15/27	52,022	0.0
13,988		8.000%, due 03/15/28	14,256	0.0
24,016		8.050%, due 07/15/19	24,146	0.0
205,400		8.756%, due 04/20/34	217,448	0.0
23,457		9.000%, due 05/15/16	23,599	0.0
4,587		9.000%, due 07/15/16	4,676	0.0
4,907		9.500%, due 11/15/21	5,479	0.0
2,266,099		13.815%, due 09/16/31	2,870,654	0.3
116,428		15.513%, due 01/20/32	150,451	0.0
359,301		19.474%, due 09/20/37	502,280	0.1
672,834		20.272%, due 02/16/32	984,598	0.1
765,431		24.410%, due 04/16/37	1,128,806	0.1
154,293		31.529%, due 04/20/31	274,606	0.0
			933,303,016	88.3
		Total U.S. Government Agency Obligations
		(Cost $1,022,173,214)	1,068,491,227	101.1
		Total Investments in Securities (Cost $1,033,311,346)	$1,079,514,589	102.2
		Liabilities in Excess of Other Assets	(23,011,879)	(2.2)
		Net Assets	$1,056,502,710	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		Cost for federal income tax purposes is $1,033,313,556.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$47,411,246
		Gross Unrealized Depreciation	(1,210,213)
		Net Unrealized Appreciation	$46,201,033

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$11,023,362	$—	$11,023,362
U.S. Government Agency Obligations	—	1,068,491,227	—	1,068,491,227
Total Investments, at fair value	$—	$1,079,514,589	$—	$1,079,514,589
Liabilities Table
Other Financial Instruments+
Futures	$(498,200)	$—	$—	$(498,200)
Total Liabilities	$(498,200)	$—	$—	$(498,200)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING GNMA Income Fund Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	(654)	09/19/12	$(87,227,250)	$(297,979)
U.S. Treasury 5-Year Note	(241)	09/28/12	(29,876,469)	(53,321)
U.S. Treasury Long Bond	(260)	09/19/12	(38,471,875)	(146,900)
			$(155,575,594)	$(498,200)

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.9%
		Consumer Discretionary: 27.0%
355,000		Affinia Group, Inc., 9.000%, 11/30/14	$359,881	0.3
195,000	#	Affinia Group, Inc., 10.750%, 08/15/16	211,819	0.2
585,000	#	Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.000%, 05/15/18	587,925	0.4
370,000		Allbritton Communications Co., 8.000%, 05/15/18	388,500	0.3
950,000		AMC Entertainment, Inc., 9.750%, 12/01/20	1,030,750	0.7
34,781	#	American Media, Inc., 13.500%, 06/15/18	32,868	0.0
360,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	387,000	0.3
90,000		Asbury Automotive Group, Inc., 8.375%, 11/15/20	98,550	0.1
665,000	#	Block Communications, Inc., 7.250%, 02/01/20	678,300	0.5
310,000	#	Boyd Gaming Corp., 9.000%, 07/01/20	312,325	0.2
500,000	#	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18	525,000	0.4
581,000		Burlington Coat Factory Warehouse Corp., 10.000%, 02/15/19	618,765	0.4
970,000		Cablevision Systems Corp., 7.750%, 04/15/18	1,037,900	0.7
840,000		Harrah’s Operating Co., Inc., 10.000%, 12/15/18	578,550	0.4
1,000,000	#	Caesars Operating Escrow LLC / Caesars Escrow Corp., 8.500%, 02/15/20	1,010,000	0.7
535,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	551,050	0.4
400,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	428,000	0.3
460,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	503,700	0.4
565,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, 11/15/17	611,613	0.4
1,000,000	#	Ceridian Corp., 8.875%, 07/15/19	1,037,500	0.7
153,850	&	Ceridian Corp., 12.250%, 11/15/15	150,004	0.1
100,000	#	Chester Downs & Marina LLC, 9.250%, 02/01/20	104,500	0.1
550,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	567,875	0.4
450,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	464,625	0.3
120,000		Cinemark USA, Inc., 7.375%, 06/15/21	130,800	0.1
185,000		CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	196,100	0.1
83,720	&	CityCenter Holdings LLC / CityCenter Finance Corp., 10.750%, 01/15/17	92,720	0.1
388,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	339,500	0.2
105,000	#	Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	101,063	0.1
730,000	#	Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	717,225	0.5
1,000,000	#	Codere Finance Luxembourg SA, 9.250%, 02/15/19	710,000	0.5
435,000		Cumulus Media Holdings, Inc., 7.750%, 05/01/19	412,162	0.3
430,000		DineEquity, Inc., 9.500%, 10/30/18	473,000	0.3
480,000		DISH DBS Corp., 7.875%, 09/01/19	555,600	0.4
578,000		Emergency Medical Services Corp., 8.125%, 06/01/19	606,177	0.4
695,000		Gray Television, Inc., 10.500%, 06/29/15	726,275	0.5
825,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	870,375	0.6
500,000	#	Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.500%, 12/01/19	549,375	0.4
250,000		KB Home, 5.875%, 01/15/15	248,750	0.2
750,000		KB Home, 6.250%, 06/15/15	746,250	0.5
550,000		KB Home, 8.000%, 03/15/20	562,375	0.4
200,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	204,500	0.1
285,000		Mediacom LLC / Mediacom Capital Corp., 9.125%, 08/15/19	314,212	0.2

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
125,000	#	Meritage Homes Corp., 7.000%, 04/01/22	$129,062	0.1
720,000	#	Meritage Homes Corp., 7.731%, 04/30/17	747,000	0.5
500,000		MGM Mirage, 7.500%, 06/01/16	520,000	0.4
750,000		MGM Resorts International, 7.750%, 03/15/22	776,250	0.5
500,000	#	MGM Resorts International, 8.625%, 02/01/19	537,500	0.4
261,000		Michaels Stores, Inc., 13.000%, 11/01/16	280,251	0.2
855,000	#	Monitronics International, Inc., 9.125%, 04/01/20	825,075	0.6
1,075,000		NCL Corp. Ltd., 9.500%, 11/15/18	1,171,750	0.8
795,000	#	Needle, 8.125%, 03/15/19	795,000	0.6
485,000		New Albertsons, Inc., 7.450%, 08/01/29	358,900	0.3
404,996	&	Nexstar Broadcasting, Inc., 7.000%, 01/15/14	401,452	0.3
175,000		Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17	185,719	0.1
750,000	#	Nord Anglia Education UK Holdings PLC, 10.250%, 04/01/17	781,875	0.5
425,000		NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc., 10.500%, 01/15/20	472,812	0.3
865,000	#	Number Merger Sub, Inc., 11.000%, 12/15/19	938,525	0.7
400,000		Pinnacle Entertainment, Inc., 7.750%, 04/01/22	428,500	0.3
355,000	#	Prestige Brands, Inc., 8.125%, 02/01/20	391,388	0.3
750,000	#	Sabre, Inc., 8.500%, 05/15/19	763,125	0.5
250,000		Sally Holdings LLC / Sally Capital, Inc., 5.750%, 06/01/22	262,812	0.2
370,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	387,575	0.3
325,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	348,563	0.2
520,000		Scientific Games Corp., 8.125%, 09/15/18	560,300	0.4
577,000	#	Seminole Indian Tribe of Florida, 7.750%, 10/01/17	631,815	0.4
300,000		ServiceMaster Co/TN, 8.000%, 02/15/20	328,125	0.2
200,000	#	Sonic Automotive, Inc., 7.000%, 07/15/22	208,000	0.1
300,000		Sonic Automotive, Inc., 9.000%, 03/15/18	327,750	0.2
600,000		Standard Pacific Corp., 8.375%, 01/15/21	654,000	0.5
290,000		Star Gas Partners L.P./Star Gas Finance Co., 8.875%, 12/01/17	285,650	0.2
270,000	#	Stoneridge, Inc., 9.500%, 10/15/17	278,437	0.2
281,000		Tomkins LLC / Tomkins, Inc., 9.000%, 10/01/18	314,018	0.2
430,000		Toys R Us Property Co. II LLC, 8.500%, 12/01/17	449,888	0.3
165,000	#	UR Financing Escrow Corp., 5.750%, 07/15/18	172,013	0.1
285,000	#	UR Financing Escrow Corp., 7.375%, 05/15/20	298,538	0.2
285,000	#	UR Financing Escrow Corp., 7.625%, 04/15/22	299,250	0.2
410,000		Visant Corp., 10.000%, 10/01/17	408,975	0.3
750,000	#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	783,750	0.6
290,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	313,200	0.2
			38,650,302	27.0
		Consumer Staples: 4.4%
615,000	#	American Rock Salt Co. LLC/American Rock Capital Corp., 8.250%, 05/01/18	535,050	0.4
445,000		Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.625%, 03/15/18	489,500	0.3
485,000		Cott Beverages, Inc., 8.375%, 11/15/17	529,862	0.4
285,000		Darling International, Inc., 8.500%, 12/15/18	321,338	0.2
645,000		Eliz Arden, 7.375%, 03/15/21	711,113	0.5
500,000		Hertz Corp./The, 6.750%, 04/15/19	522,500	0.4
450,000	#	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	420,750	0.3
545,000	#	Neff Rental LLC/Neff Finance Corp., 9.625%, 05/15/16	545,000	0.4
405,000		Pilgrim’s Pride Corp., 7.875%, 12/15/18	412,594	0.3
240,000	#	Rite Aid Corp., 6.875%, 12/15/28	190,200	0.1
800,000	#	Rite Aid Corp., 9.250%, 03/15/20	804,000	0.6
190,000		RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21	203,300	0.1

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: (continued)
420,000		ServiceMaster Co/The, 7.450%, 08/15/27	$350,700	0.2
236,000	#, &	ServiceMaster Co/The, 10.750%, 07/15/15	243,967	0.2
			6,279,874	4.4
		Energy: 15.9%
250,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	212,500	0.1
555,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	550,838	0.4
385,000		Arch Coal, Inc., 7.250%, 06/15/21	324,363	0.2
430,000		Arch Coal, Inc., 7.000%, 06/15/19	365,500	0.3
135,000		Basic Energy Services, Inc., 7.750%, 02/15/19	130,275	0.1
305,000		Berry Petroleum Co., 6.375%, 09/15/22	315,675	0.2
421,000		Berry Petroleum Co., 10.250%, 06/01/14	473,625	0.3
500,000	#	BreitBurn Energy Partners L.P. / BreitBurn Finance Corp., 7.875%, 04/15/22	502,500	0.3
590,000	#	Calfrac Holdings L.P., 7.500%, 12/01/20	566,400	0.4
175,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	176,312	0.1
325,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	327,437	0.2
400,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.625%, 08/01/20	408,000	0.3
500,000	#	Chaparral Energy, Inc., 7.625%, 11/15/22	512,500	0.4
145,000		Chaparral Energy, Inc., 8.250%, 09/01/21	154,062	0.1
205,000		Chaparral Energy, Inc., 9.875%, 10/01/20	228,831	0.2
200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	199,000	0.1
505,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	457,025	0.3
325,000		Chesapeake Energy Corp., 6.125%, 02/15/21	316,063	0.2
500,000		Cimarex Energy Co., 5.875%, 05/01/22	520,625	0.4
535,000		Clayton Williams Energy, Inc., 7.750%, 04/01/19	526,975	0.4
365,000		Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	392,375	0.3
250,000		Consol Energy, Inc., 8.250%, 04/01/20	263,750	0.2
500,000		Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	529,062	0.4
405,000		Eagle Rock Energy Partners L.P. / Eagle Rock Energy Finance Corp., 8.375%, 06/01/19	406,013	0.3
625,000		El Paso Corp., 7.250%, 06/01/18	724,406	0.5
250,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	275,625	0.2
385,000		Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	413,875	0.3
875,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 8.000%, 02/15/20	947,187	0.7
475,000		James River Coal Co., 7.875%, 04/01/19	242,250	0.2
300,000	#	Laredo Petroleum, Inc., 7.375%, 05/01/22	312,750	0.2
295,000	#	Linn Energy LLC/Linn Energy Finance Corp., 6.250%, 11/01/19	289,469	0.2
275,000		Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	288,750	0.2
300,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.500%, 08/15/21	314,250	0.2
230,000		McMoRan Exploration Co., 11.875%, 11/15/14	237,475	0.2
160,000	#	Meg Energy, 6.500%, 03/15/21	164,200	0.1
325,000	#	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17	271,375	0.2
800,000	#	Northern Oil and Gas, Inc., 8.000%, 06/01/20	800,000	0.6
215,000		Oasis Petroleum, Inc., 6.500%, 11/01/21	213,925	0.1
655,000		Oasis Petroleum, Inc., 7.250%, 02/01/19	674,650	0.5
384,000		Patriot Coal Corp., 8.250%, 04/30/18	141,120	0.1
445,000		Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	451,675	0.3

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
275,000	#	Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20	$280,500	0.2
800,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	798,000	0.6
750,000		Plains Exploration & Production Co., 6.125%, 06/15/19	757,500	0.5
200,000		Plains Exploration & Production Co., 6.625%, 05/01/21	203,000	0.1
200,000		Range Resources Corp., 5.750%, 06/01/21	210,000	0.1
90,000		Range Resources Corp., 5.000%, 08/15/22	88,988	0.1
605,000	#	Resolute Energy Corp., 8.500%, 05/01/20	602,731	0.4
600,000	#	SM Energy Co., 6.500%, 01/01/23	605,250	0.4
715,000		Stone Energy Corp., 8.625%, 02/01/17	729,300	0.5
230,000		Swift Energy Co., 7.875%, 03/01/22	232,300	0.2
270,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 02/01/21	282,150	0.2
800,000		Vanguard Natural Resources, LLC, 7.875%, 04/01/20	801,000	0.6
390,000		Venoco, Inc., 8.875%, 02/15/19	356,850	0.2
719,000		W&T Offshore, Inc., 8.500%, 06/15/19	745,963	0.5
230,000		Westmoreland Coal Co/Westmoreland Partners, 10.750%, 02/01/18	206,425	0.1
250,000	#	Westmoreland Coal Co/Westmoreland Partners, 10.750%, 02/01/18	224,375	0.2
			22,747,020	15.9
		Financials: 9.9%
735,000		Ally Financial, Inc., 8.000%, 03/15/20	848,925	0.6
455,000		Ally Financial, Inc., 8.300%, 02/12/15	497,088	0.3
540,000		American General Finance Corp., 5.400%, 12/01/15	452,250	0.3
1,000,000		Ashtead Capital, 6.250%, 07/05/22	1,000,000	0.7
290,000	#	CIT Group, In.c, 6.625%, 04/01/18	314,650	0.2
500,000		CIT Group, Inc., 5.250%, 03/15/18	516,875	0.4
250,000		CIT Group, Inc., 5.375%, 05/15/20	255,156	0.2
250,000		CIT Group, Inc., 5.000%, 05/15/17	257,656	0.2
710,000	#	CIT Group, Inc., 7.000%, 05/02/16	712,663	0.5
76,782	#	CIT Group, Inc., 7.000%, 05/02/17	77,022	0.1
500,000	#	CNG Holdings, Inc./OH, 9.375%, 05/15/20	515,000	0.4
402,000		Felcor Lodging L.P., 10.000%, 10/01/14	460,290	0.3
500,000		Fifth Third Capital Trust IV, 6.500%, 04/15/37	498,750	0.3
500,000		Ford Motor Credit Co. LLC, 5.875%, 08/02/21	557,643	0.4
695,000		Ford Motor Credit Co., LLC, 8.125%, 01/15/20	851,987	0.6
500,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	532,461	0.4
210,000		International Lease Finance Corp., 6.250%, 05/15/19	213,990	0.1
470,000		International Lease Finance Corp., 8.250%, 12/15/20	539,741	0.4
460,000		Kemet Corp., 10.500%, 05/01/18	476,100	0.3
250,000	#	Kemet Corp., 10.500%, 05/01/18	257,500	0.2
500,000	#	Realogy Corp., 7.625%, 01/15/20	518,750	0.4
500,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	492,500	0.3
500,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, 02/15/21	477,500	0.3
250,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	259,688	0.2
500,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	519,375	0.4
750,000	#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19	780,937	0.5
750,000		Shea Homes L.P. / Shea Homes Funding Corp., 8.625%, 05/15/19	810,000	0.6
145,000		Springleaf Finance Corp., 6.900%, 12/15/17	116,452	0.1

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
260,000		Tops Holding Corp. / Tops Markets LLC, 10.125%, 10/15/15	$277,550	0.2
			14,088,499	9.9
		Health Care: 9.4%
193,000		Biomet, Inc., 11.625%, 10/15/17	209,164	0.1
500,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	535,000	0.4
145,000		DaVita, Inc., 6.375%, 11/01/18	150,075	0.1
595,000		DaVita, Inc., 6.625%, 11/01/20	623,262	0.4
455,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	398,125	0.3
650,000		Grifols, Inc., 8.250%, 02/01/18	700,375	0.5
655,000		HCA Holdings, Inc., 7.750%, 05/15/21	705,762	0.5
360,000		HCA, Inc., 7.250%, 09/15/20	397,800	0.3
800,000		HCA, Inc., 7.500%, 02/15/22	874,000	0.6
105,000		HCA, Inc., 7.875%, 02/15/20	117,075	0.1
245,000	#	Health Management Associates, Inc., 7.375%, 01/15/20	261,844	0.2
185,000		Healthsouth Corp., 7.250%, 10/01/18	197,950	0.1
260,000		Healthsouth Corp., 8.125%, 02/15/20	285,350	0.2
625,000		IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 05/15/19	621,875	0.4
480,000		Immucor, Inc., 11.125%, 08/15/19	528,000	0.4
420,000		MedAssets, Inc., 8.000%, 11/15/18	445,200	0.3
500,000	#	Mylan, Inc., 6.000%, 11/15/18	528,750	0.4
370,000		Omnicare, Inc., 7.750%, 06/01/20	405,150	0.3
750,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	802,500	0.6
400,000	#	PSS World Medical, Inc., 6.375%, 03/01/22	412,000	0.3
455,000		Radnet Management, Inc., 10.375%, 04/01/18	457,275	0.3
167,000		Select Medical Corp., 7.625%, 02/01/15	167,418	0.1
650,000		Select Medical Holdings Corp., 6.494%, 09/15/15	633,750	0.4
280,000	#	STHI Holding Corp., 8.000%, 03/15/18	297,500	0.2
420,000		Tenet Healthcare Corp., 8.000%, 08/01/20	436,800	0.3
395,000		Tenet Healthcare Corp., 6.250%, 11/01/18	419,687	0.3
225,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
500,000	#	USPI Finance Corp., 9.000%, 04/01/20	532,500	0.4
525,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	517,125	0.4
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	503,750	0.3
300,000		Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	304,500	0.2
12,000	Z	Vanguard Health Systems, Inc., 13.530%, 02/01/16	8,040	0.0
			13,477,602	9.4
		Industrials: 5.9%
455,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	483,438	0.3
665,000		Anixter, Inc., 5.625%, 05/01/19	689,938	0.5
260,000		ArvinMeritor, Inc., 8.125%, 09/15/15	275,275	0.2
305,000		ArvinMeritor, Inc., 10.625%, 03/15/18	325,587	0.2
185,000		Atkore International, Inc., 9.875%, 01/01/18	180,375	0.1
245,000		Cenveo Corp., 8.875%, 02/01/18	220,500	0.2
280,000		Coleman Cable, Inc., 9.000%, 02/15/18	289,800	0.2
710,000		Commercial Vehicle Group, Inc., 7.875%, 04/15/19	725,087	0.5
670,000		Covanta Holding Corp., 7.250%, 12/01/20	729,456	0.5
360,000		Ducommun, Inc., 9.750%, 07/15/18	380,700	0.3
605,000		Florida East Coast Railway Corp., 8.125%, 02/01/17	635,250	0.4
110,000		Interface, Inc., 7.625%, 12/01/18	117,700	0.1
320,000		Iron Mountain, Inc., 8.000%, 06/15/20	340,400	0.2
880,000	#	JM Huber Corp., 9.875%, 11/01/19	950,400	0.7
130,000		Koppers, Inc., 7.875%, 12/01/19	140,725	0.1
509,000		Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 8.875%, 04/01/18	516,635	0.4

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
285,000	#	Mcron Finance Sub LLC / Mcron Finance Corp., 8.375%, 05/15/19	$283,575	0.2
370,000		Polymer Group, Inc., 7.750%, 02/01/19	392,662	0.3
375,000		Severstal, 10.250%, 02/15/18	377,344	0.3
310,000		SPX Corp., 6.875%, 09/01/17	339,450	0.2
			8,394,297	5.9
		Information Technology: 5.0%
605,000		Aspect Software, Inc., 10.625%, 05/15/17	644,325	0.5
400,000	#	Audatex North America, Inc., 6.750%, 06/15/18	423,000	0.3
425,000		CDW LLC / CDW Finance Corp., 8.500%, 04/01/19	454,750	0.3
250,000		CDW LLC / CDW Finance Corp., 12.535%, 10/12/17	272,500	0.2
545,000	#	Emdeon, Inc., 11.000%, 12/31/19	613,125	0.4
300,000		Epicor Software Corp., 8.625%, 05/01/19	307,500	0.2
145,000	#	First Data Corp., 8.250%, 01/15/21	145,725	0.1
146,000	#, &	First Data Corp., 8.750%, 01/15/22	147,825	0.1
17,000		First Data Corp., 9.875%, 09/24/15	17,297	0.0
18,684	&	First Data Corp., 10.550%, 09/24/15	19,198	0.0
445,000		First Data Corp., 11.250%, 03/31/16	421,637	0.3
543,000		First Data Corp., 12.625%, 01/15/21	546,394	0.4
755,000		Freescale Semiconductor, Inc., 8.050%, 02/01/20	749,338	0.5
355,000	#	Lawson Software, Inc., 9.375%, 04/01/19	380,737	0.3
500,000	#	Lawson Software, Inc., 11.500%, 07/15/18	567,500	0.4
250,000		Seagate HDD Cayman, 6.875%, 05/01/20	270,000	0.2
35,000		Seagate HDD Cayman, 7.750%, 12/15/18	38,894	0.0
525,000		SSI Investments II/SSI Co-Issuer LLC, 11.125%, 06/01/18	591,937	0.4
395,000		SunGard Data Systems, Inc., 7.375%, 11/15/18	425,613	0.3
155,000		SunGard Data Systems, Inc., 7.625%, 11/15/20	165,850	0.1
			7,203,145	5.0
		Materials: 9.3%
500,000		AK Steel Corp., 8.375%, 04/01/22	427,500	0.3
200,000	#	Ardagh Packaging Finance Plc, 7.375%, 10/15/17	213,500	0.1
250,000	#	Ardagh Packaging Finance Plc / Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20	263,750	0.2
885,000		Berry Plastics Corp., 9.750%, 01/15/21	966,863	0.7
85,000		Berry Plastics Holding Corp., 10.250%, 03/01/16	87,975	0.1
185,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	201,650	0.1
165,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	176,962	0.1
220,000		Chemtura Corp., 7.875%, 09/01/18	232,375	0.2
1,000,000	#	Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.125%, 07/15/20	1,035,000	0.7
230,000		Ferro Corp., 7.875%, 08/15/18	225,400	0.2
250,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	251,875	0.2
250,000		Hexion US Finance Corp., 6.625%, 04/15/20	257,500	0.2
190,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	164,825	0.1
350,000	#	Ineos Finance PLC, 8.375%, 02/15/19	363,125	0.3
500,000	#	Ineos Group Holdings PLC, 8.500%, 02/15/16	461,250	0.3
330,000	#	JMC Steel Group, 8.250%, 03/15/18	329,175	0.2
370,000		Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.750%, 03/01/19	387,575	0.3
410,000	#	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16	412,050	0.3
400,000	#	Louisiana-Pacific Corp., 7.500%, 06/01/20	421,000	0.3
640,000	#	LyondellBasell Industries NV, 6.000%, 11/15/21	705,600	0.5
750,000	#	Molycorp, Inc., 10.000%, 06/01/20	746,250	0.5
110,000		Momentive Performance Materials, Inc., 9.000%, 01/15/21	83,875	0.1

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
500,000	#	New Gold, Inc., 7.000%, 04/15/20	$516,250	0.4
460,000		Omnova Solutions, Inc., 7.875%, 11/01/18	463,450	0.3
290,000	#	Plastipak Holdings, Inc., 10.625%, 08/15/19	330,237	0.2
275,000		PolyOne Corp., 7.375%, 09/15/20	292,875	0.2
307,000	#	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, 12/01/18	311,605	0.2
750,000	#	Roofing Supply Group LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	787,500	0.5
350,000		Solutia, Inc., 8.750%, 11/01/17	394,188	0.3
390,000		SunCoke Energy, Inc., 7.625%, 08/01/19	383,175	0.3
750,000		Taseko Mines Ltd, 7.750%, 04/15/19	720,000	0.5
750,000		Thompson Creek Metals Co., Inc., 7.375%, 06/01/18	605,625	0.4
75,000	#	Vertellus Specialties, Inc., 9.375%, 10/01/15	62,063	0.0
			13,282,043	9.3
		Telecommunication Services: 6.6%
220,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	224,950	0.2
200,000		Cincinnati Bell, Inc., 8.750%, 03/15/18	193,500	0.1
310,000		Cricket Communications, Inc., 7.750%, 05/15/16	330,538	0.2
200,000		Frontier Communications Corp., 8.250%, 04/15/17	216,000	0.1
310,000		Frontier Communications Corp., 8.500%, 04/15/20	330,150	0.2
285,000		Frontier Communications Corp., 9.250%, 07/01/21	307,800	0.2
250,000	#, &	Intelsat Bermuda Ltd., 11.500%, 02/04/17	259,062	0.2
500,000	#	Intelsat Jackson Holdings SA, 7.250%, 10/15/20	527,500	0.4
240,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	255,000	0.2
670,000		Intelsat Bermuda Ltd., 11.250%, 02/04/17	692,613	0.5
131,375	&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	136,137	0.1
18,024	&	iPCS, Inc., 3.716%, 05/01/14	17,528	0.0
630,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	622,125	0.4
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	537,500	0.4
1,000,000		Sprint Capital Corp., 6.875%, 11/15/28	810,000	0.6
400,000	#	Sprint Nextel Corp., 7.000%, 03/01/20	417,000	0.3
665,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	744,800	0.5
1,000,000	#	Telesat Canada / Telesat LLC, 6.000%, 05/15/17	1,022,500	0.7
425,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	435,625	0.3
500,000	#	Wind Acquisition Finance SA, 7.250%, 02/15/18	437,500	0.3
670,000		Windstream Corp., 7.000%, 03/15/19	690,100	0.5
250,000		Windstream Corp., 7.500%, 06/01/22	258,750	0.2
			9,466,678	6.6
		Utilities: 2.5%
310,000	#	AES Corp./The, 7.375%, 07/01/21	346,425	0.2
385,000	#	Calpine Corp., 7.500%, 02/15/21	417,725	0.3
440,000	#	Calpine Corp., 7.875%, 07/31/20	487,300	0.3
500,000	#	DPL, Inc., 7.250%, 10/15/21	557,500	0.4
480,000		Energy Future Holdings Corp., 10.000%, 01/15/20	514,800	0.4
475,000		Mirant Americas Generation, LLC, 9.125%, 05/01/31	425,125	0.3
230,000		NRG Energy, Inc., 7.625%, 05/15/19	234,025	0.2
230,000		NRG Energy, Inc., 7.875%, 05/15/21	233,450	0.2
455,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	312,813	0.2
			3,529,163	2.5
		Total Corporate Bonds/Notes
		(Cost $133,258,059)	137,118,623	95.9
ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
492,892	#	GSC Partners CDO Fund Ltd, 2.400%, 12/16/15	492,268	0.3
		Total Asset-Backed Securities
		(Cost $455,895)	492,268	0.3

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
195	@, X	American Media, Inc.	$2,535	0.0
5,810	@	American Media, Inc., Stock Certificates	—	—
		Total Common Stock
		(Cost $136,656)	2,535	0.0
		Total Long-Term Investments
		(Cost $133,850,610)	137,613,426	96.2
SHORT-TERM INVESTMENTS: 5.1%
		Mutual Funds: 5.1%
7,244,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $7,244,000)	7,244,000	5.1
		Total Short-Term Investments
		(Cost $7,244,000)	7,244,000	5.1
		Total Investments in Securities (Cost $141,094,610)	$144,857,426	101.3
		Liabilities in Excess of Other Assets	(1,867,414)	(1.3)
		Net Assets	$142,990,012	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is $141,099,210.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$6,107,293
		Gross Unrealized Depreciation	(2,349,077)
		Net Unrealized Appreciation	$3,758,216

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$2,535	$2,535
Total Common Stock	—	—	2,535	2,535
Corporate Bonds/Notes	—	136,118,623	—	137,118,623
Asset-Backed Securities	—	492,268	—	492,268
Short-Term Investments	7,244,000	—	—	7,244,000
Total Investments, at fair value	$7,244,000	$136,610,891	$2,535	$144,857,426

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

	Beginning Balance on 3/31/2012	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 6/30/2012
Asset Table Investments, at value
Common Stock	$2,535	$—	$—	$—	$—	$—	$—	$—	$2,535
Total Investments, at value	$2,535	$—	$—	$—	$—	$—	$—	$—	$2,535

As of June 30, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $—.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.4%
		Consumer Discretionary: 3.7%
987,000	#	ADT Corp., 2.250%, 07/15/17	$993,273	0.1
664,000	#	ADT Corp., 3.500%, 07/15/22	668,191	0.1
900,000	#	ADT Corp., 4.875%, 07/15/42	886,307	0.1
1,030,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	1,107,250	0.1
740,000		Cablevision Systems Corp., 8.625%, 09/15/17	828,800	0.1
425,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	437,750	0.1
1,107,000		CBS Corp., 3.375%, 03/01/22	1,106,061	0.1
1,098,000		CBS Corp., 4.850%, 07/01/42	1,080,386	0.1
295,000		Comcast Corp., 3.125%, 07/15/22	297,277	0.0
1,303,000		Comcast Corp., 4.650%, 07/15/42	1,310,762	0.1
1,180,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	1,189,609	0.1
1,112,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	1,127,737	0.1
732,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	740,537	0.1
687,000		Discovery Communications LLC, 3.300%, 05/15/22	695,369	0.1
927,000		Family Dollar Stores, Inc., 5.000%, 02/01/21	998,219	0.1
2,726,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	3,224,340	0.3
435,000		Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	437,175	0.1
1,035,000		KB Home, 5.875%, 01/15/15	1,029,825	0.1
1,030,000	#	Lamar Media Corp., 5.875%, 02/01/22	1,060,900	0.1
1,105,000		Limited Brands, Inc., 8.500%, 06/15/19	1,303,900	0.1
1,281,000		Lowe’s Cos, Inc., 4.650%, 04/15/42	1,367,872	0.2
1,025,000	L	Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	1,048,062	0.1
245,000	#	Meritage Homes Corp., 7.000%, 04/01/22	252,962	0.0
1,222,000		News America, Inc., 6.650%, 11/15/37	1,432,849	0.2
795,000		Pinnacle Entertainment, Inc., 8.625%, 08/01/17	868,538	0.1
975,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	1,021,312	0.1
235,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	252,038	0.0
2,039,000		Target Corp., 2.900%, 01/15/22	2,089,453	0.2
2,923,000		Target Corp., 4.000%, 07/01/42	2,896,208	0.3
488,000		The Gap, Inc., 5.950%, 04/12/21	507,024	0.1
687,000		Time Warner, Inc., 3.400%, 06/15/22	694,810	0.1
295,000		Toll Brothers Finance Corp., 5.875%, 02/15/22	311,060	0.0
863,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	957,643	0.1
950,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	1,026,000	0.1
			35,249,499	3.7
		Consumer Staples: 1.9%
721,000		Altria Group, Inc., 9.700%, 11/10/18	999,465	0.1
2,939,000		Campbell Soup Co., 4.250%, 04/15/21	3,333,825	0.3
558,000	#	Cargill, Inc., 3.250%, 11/15/21	569,069	0.1
1,240,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,424,450	0.2
1,013,000		Energizer Holdings, Inc., 4.700%, 05/19/21	1,070,520	0.1
615,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	599,625	0.1
1,721,000	#	Kraft Foods Group, Inc., 3.500%, 06/06/22	1,771,198	0.2
2,600,000	#	Kraft Foods Group, Inc., 5.000%, 06/04/42	2,766,663	0.3
1,026,000		Lorillard Tobacco Co., 6.875%, 05/01/20	1,215,941	0.1
1,949,000		Molson Coors Brewing Co., 5.000%, 05/01/42	2,117,125	0.2
777,000		Philip Morris International, Inc., 2.500%, 05/16/16	816,346	0.1
1,054,000		Wal-Mart Stores, Inc., 5.625%, 04/15/41	1,379,239	0.1
			18,063,466	1.9
		Energy: 5.7%
825,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	701,250	0.1
200,000	L	Alpha Natural Resources, Inc., 6.000%, 06/01/19	171,500	0.0
870,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	1,012,214	0.1
1,112,000		Apache Corp., 3.250%, 04/15/22	1,164,497	0.1
1,025,000	L	Arch Coal, Inc., 8.750%, 08/01/16	984,000	0.1
1,240,000	#	BG Energy Capital PLC, 2.875%, 10/15/16	1,308,473	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,979,000		BP Capital Markets PLC, 2.248%, 11/01/16	$2,041,046	0.2
1,033,000		BP Capital Markets PLC, 3.245%, 05/06/22	1,072,712	0.1
375,000	L	Chesapeake Energy Corp., 6.625%, 08/15/20	373,125	0.0
325,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	294,125	0.0
901,000		Devon Energy Corp., 3.250%, 05/15/22	919,307	0.1
1,325,000		Devon Energy Corp., 4.750%, 05/15/42	1,398,025	0.2
1,467,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	1,641,280	0.2
200,000		Empresa Nacional del Petroleo, 4.750%, 12/06/21	210,112	0.0
225,000		Empresa Nacional del Petroleo, 4.875%, 03/15/14	236,309	0.0
300,000		Empresa Nacional del Petroleo, 5.250%, 08/10/20	325,056	0.0
533,000		Enbridge Energy Partners L.P., 4.200%, 09/15/21	565,323	0.1
1,523,000		Enbridge Energy Partners, 9.875%, 03/01/19	2,001,999	0.2
1,070,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,179,675	0.1
1,217,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	1,260,499	0.1
2,074,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	2,115,899	0.2
1,244,000		Energy Transfer Partners, 9.700%, 03/15/19	1,597,973	0.2
1,250,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	1,362,437	0.1
1,800,000	±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
2,200,000	±, X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
531,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	605,340	0.1
485,000		KazMunayGas National Co., 7.000%, 05/05/20	552,900	0.1
2,254,000		Marathon Petroleum Corp., 6.500%, 03/01/41	2,573,590	0.3
720,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.500%, 08/15/21	754,200	0.1
1,542,000		Nexen, Inc., 7.500%, 07/30/39	1,804,888	0.2
1,025,000		Noble Holding International Ltd., 3.950%, 03/15/22	1,039,377	0.1
1,495,000		Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	1,538,914	0.2
2,020,200		Petroleos de Venezuela SA, 9.000%, 11/17/21	1,478,786	0.2
123,200		Petroleos de Venezuela SA, 9.750%, 05/17/35	85,067	0.0
128,000	#	Petroleos Mexicanos, 4.875%, 01/24/22	138,560	0.0
739,000		Petroleos Mexicanos, 5.500%, 01/21/21	838,765	0.1
282,000	#, L	Petroleos Mexicanos, 5.500%, 06/27/44	289,050	0.0
1,457,000	#	Phillips 66, 2.950%, 05/01/17	1,499,520	0.2
2,029,000	#	Phillips 66, 4.300%, 04/01/22	2,140,402	0.2
1,091,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	1,117,260	0.1
470,000		Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/42	499,285	0.1
830,000		Plains Exploration & Production Co., 8.625%, 10/15/19	920,262	0.1
1,387,000		Pride International, Inc., 7.875%, 08/15/40	1,965,616	0.2
1,000,000	#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	1,002,540	0.1
1,331,000	#	Schlumberger Investment SA, 1.950%, 09/14/16	1,365,843	0.2
300,000	#	Sinopec Group Overseas Development 2012 Ltd., 2.750%, 05/17/17	305,956	0.0
300,000	#	Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/42	321,094	0.0
790,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	913,158	0.1
1,455,000		Transocean, Inc., 6.375%, 12/15/21	1,668,409	0.2
1,182,000		Weatherford International Ltd., 4.500%, 04/15/22	1,214,714	0.1
2,042,000		Weatherford International Ltd., 5.950%, 04/15/42	2,158,369	0.2
969,000		Weatherford International Ltd., 6.750%, 09/15/40	1,092,570	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
555,000			WPX Energy, Inc., 6.000%, 01/15/22	$555,000	0.1
				54,376,271	5.7
			Financials: 10.2%
3,513,600			Aegon NV, 1.747%, 12/31/49	1,569,279	0.2
859,000			American International Group, Inc., 4.875%, 06/01/22	881,358	0.1
1,770,000			American International Group, Inc., 5.850%, 01/16/18	1,962,372	0.2
1,257,000			American International Group, Inc., 8.175%, 05/15/58	1,370,130	0.1
617,000			Allstate Corp., 5.200%, 01/15/42	696,702	0.1
898,000			American Express Credit Corp., 1.750%, 06/12/15	908,978	0.1
1,410,000			American Tower Corp., 4.500%, 01/15/18	1,492,945	0.2
BRL	2,887,000	#	Banco Votorantim SA, 6.250%, 05/16/16	1,605,278	0.2
800,000			Bank of America Corp., 3.750%, 07/12/16	807,554	0.1
598,000			Bank of America Corp., 3.875%, 03/22/17	610,095	0.1
1,314,000			Bank of America Corp., 8.000%, 12/29/49	1,370,297	0.1
962,000			Bank of America Corp., 5.700%, 01/24/22	1,062,211	0.1
1,122,000			BB&T Corp., 3.950%, 03/22/22	1,176,527	0.1
683,000			Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	688,879	0.1
436,000			Berkshire Hathaway Finance Corp., 4.400%, 05/15/42	449,760	0.0
739,000			Berkshire Hathaway, Inc., 1.900%, 01/31/17	754,770	0.1
816,000			Berkshire Hathaway, Inc., 3.400%, 01/31/22	857,891	0.1
1,611,000			BioMed Realty L.P., 4.250%, 07/15/22	1,614,216	0.2
777,000			Boston Properties L.P., 3.700%, 11/15/18	813,496	0.1
787,000			Boston Properties L.P., 3.850%, 02/01/23	796,750	0.1
1,669,000			Citigroup, Inc., 3.953%, 06/15/16	1,712,332	0.2
1,209,000			Citigroup, Inc., 4.450%, 01/10/17	1,269,139	0.1
1,341,000			Citigroup, Inc., 4.500%, 01/14/22	1,388,809	0.1
1,339,000			Citigroup, Inc., 5.875%, 01/30/42	1,469,696	0.2
772,000			Citigroup Capital XXI, 8.300%, 12/21/57	775,860	0.1
1,660,000		#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,099,153	0.2
1,056,000			Discover Bank/Greenwood DE, 8.700%, 11/18/19	1,314,577	0.1
367,000			Discover Financial Services, 6.450%, 06/12/17	412,388	0.0
1,485,000			ERP Operating L.P., 4.625%, 12/15/21	1,617,229	0.2
829,000			Fifth Third Bancorp, 3.500%, 03/15/22	840,148	0.1
527,000			Fifth Third Bancorp., 8.250%, 03/01/38	718,291	0.1
573,000			Ford Motor Credit Co. LLC, 3.000%, 06/12/17	570,753	0.1
1,065,000			Ford Motor Credit Co., LLC, 8.125%, 01/15/20	1,305,563	0.1
834,000		#	General Electric Capital Corp. / LJ VP Holdings LLC, 3.800%, 06/18/19	843,297	0.1
1,043,000			General Electric Capital Corp., 3.350%, 10/17/16	1,100,240	0.1
2,490,000			General Electric Capital Corp., 4.650%, 10/17/21	2,772,598	0.3
1,534,000			General Electric Capital Corp., 5.300%, 02/11/21	1,725,956	0.2
1,700,000			General Electric Capital Corp., 7.125%, 12/15/49	1,802,639	0.2
1,443,000		L	Genworth Financial, Inc., 7.625%, 09/24/21	1,366,470	0.1
2,286,000			Goldman Sachs Group, Inc./The, 5.750%, 01/24/22	2,419,338	0.3
869,000			Goldman Sachs Group, Inc., 3.300%, 05/03/15	869,580	0.1
1,058,000			Hartford Financial Services Group, Inc., 5.125%, 04/15/22	1,092,410	0.1
610,000			Hartford Financial Services Group, Inc., 6.625%, 03/30/40	633,057	0.1
538,000			HCP, Inc., 3.750%, 02/01/19	538,143	0.1
1,301,000			HSBC Finance Corp., 6.676%, 01/15/21	1,411,843	0.1
418,000			HSBC Holdings PLC, 4.875%, 01/14/22	463,315	0.0
1,325,000			HSBC USA, Inc., 2.375%, 02/13/15	1,341,116	0.1
2,278,000		#	Hyundai Capital America, 4.000%, 06/08/17	2,360,573	0.2
1,361,000		#	ILFC E-Capital Trust II, 6.250%, 12/21/65	1,000,335	0.1
1,037,000		#	International Lease Finance Corp., 7.125%, 09/01/18	1,148,477	0.1
559,000		#	IPIC GMTN Ltd., 3.750%, 03/01/17	584,155	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
Financials: (continued)
800,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	$876,000	0.1
326,000	Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	333,335	0.0
601,000	#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	628,045	0.1
2,008,000	JP Morgan Chase Capital XX, 6.550%, 09/29/36	2,018,040	0.2
1,219,000	JPMorgan Chase & Co., 4.350%, 08/15/21	1,289,926	0.1
1,517,000	JPMorgan Chase & Co., 4.500%, 01/24/22	1,638,612	0.2
547,000	JPMorgan Chase & Co., 5.400%, 01/06/42	603,764	0.1
1,379,000	JPMorgan Chase Capital XXII, 6.450%, 02/02/37	1,385,895	0.1
1,095,000	Markel Corp., 4.900%, 07/01/22	1,105,770	0.1
1,727,000	Merrill Lynch & Co., Inc., 6.050%, 05/16/16	1,787,668	0.2
1,350,000	#	Metropolitan Life Global Funding I, 3.875%, 04/11/22	1,405,709	0.1
1,301,000	Morgan Stanley, 3.800%, 04/29/16	1,261,958	0.1
832,000	Morgan Stanley, 4.750%, 03/22/17	831,387	0.1
2,605,000	Morgan Stanley, 5.500%, 07/28/21	2,572,930	0.3
545,000	MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	549,087	0.1
2,403,000	Murray Street Investment Trust I, 4.647%, 03/09/17	2,411,146	0.3
1,909,000	L	National Bank of Canada, 1.500%, 06/26/15	1,916,542	0.2
612,000	National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	636,599	0.1
DKK	15	X	Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/29	—	—
600,000	#	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	606,018	0.1
2,001,000	Simon Property Group L.P., 4.125%, 12/01/21	2,137,678	0.2
755,000	SLM Corp., 6.000%, 01/25/17	783,710	0.1
1,007,000	SLM Corp., 8.000%, 03/25/20	1,107,700	0.1
436,000	The Bank of New York Mellon Corp., 1.969%, 06/20/17	441,844	0.0
1,004,000	The Bank of New York Mellon Corp., 3.550%, 09/23/21	1,070,557	0.1
1,120,000	Toys R Us Property Co. I LLC, 10.750%, 07/15/17	1,229,200	0.1
1,098,000	UnionBanCal Corp., 3.500%, 06/18/22	1,112,294	0.1
1,063,000	Ventas Realty L.P. / Ventas Capital Corp., 4.000%, 04/30/19	1,092,234	0.1
2,561,000	Wells Fargo & Co., 2.100%, 05/08/17	2,570,847	0.3
1,190,000	Wells Fargo & Co., 3.500%, 03/08/22	1,227,980	0.1
97,089,443	10.2
Health Care: 2.1%
960,000	Amgen, Inc., 3.625%, 05/15/22	995,540	0.1
785,000	Amgen, Inc., 3.875%, 11/15/21	831,134	0.1
366,000	Amgen, Inc., 5.150%, 11/15/41	384,076	0.0
1,018,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	1,037,251	0.1
1,268,000	#	Aristotle Holding, Inc., 3.500%, 11/15/16	1,336,923	0.1
425,000	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	454,750	0.1
1,025,000	DaVita, Inc., 6.625%, 11/01/20	1,073,688	0.1
1,477,000	Gilead Sciences, Inc., 4.400%, 12/01/21	1,634,627	0.2
2,748,000	GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	2,757,467	0.3
1,657,000	GlaxoSmithKline Capital PLC, 2.850%, 05/08/22	1,690,564	0.2
1,395,000	HCA, Inc., 7.250%, 09/15/20	1,541,475	0.2
637,000	Kaiser Foundation Hospitals, 4.875%, 04/01/42	705,781	0.1
685,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	771,481	0.1
1,054,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
915,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	921,863	0.1
2,180,000	WellPoint, Inc., 3.700%, 08/15/21	2,307,554	0.2
1,204,000	WellPoint, Inc., 4.625%, 05/15/42	1,248,091	0.1
19,692,265	2.1
Industrials: 0.9%
1,519,000	ABB Finance USA, Inc., 2.875%, 05/08/22	1,541,150	0.2
1,175,000	Case New Holland, Inc., 7.875%, 12/01/17	1,363,000	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
969,000		Deere & Co., 2.600%, 06/08/22	$970,255	0.1
1,700,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 11/07/49	1,725,500	0.2
798,000		Koninklijke Philips Electronics NV, 3.750%, 03/15/22	830,583	0.1
968,000		Koninklijke Philips Electronics NV, 5.000%, 03/15/42	1,046,294	0.1
825,000	L	Odebrecht Finance Ltd., 7.000%, 04/21/20	907,500	0.1
310,000	#, L	Odebrecht Finance Ltd., 7.500%, 09/29/49	320,168	0.0
296,000		Sinochem Overseas Capital Co. Ltd., 4.500%, 11/12/20	299,517	0.0
			9,003,967	0.9
		Information Technology: 1.8%
150,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	157,875	0.0
1,120,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	1,218,000	0.1
635,000	#	Fidelity National Information Services, Inc., 5.000%, 03/15/22	649,288	0.1
825,000		Hewlett-Packard Co., 2.600%, 09/15/17	829,540	0.1
2,673,000		Hewlett-Packard Co., 3.000%, 09/15/16	2,753,195	0.3
625,000		Hewlett-Packard Co., 5.400%, 03/01/17	699,034	0.1
1,365,000		Jabil Circuit, Inc., 7.750%, 07/15/16	1,562,925	0.2
2,310,000		Motorola Solutions, Inc., 3.750%, 05/15/22	2,284,572	0.2
835,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	932,069	0.1
966,000		Symantec Corp., 2.750%, 06/15/17	971,874	0.1
494,000		Symantec Corp., 4.200%, 09/15/20	506,553	0.0
2,395,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	2,408,393	0.2
2,421,000		Xerox Corp., 4.500%, 05/15/21	2,518,716	0.3
			17,492,034	1.8
		Materials: 1.8%
1,203,000		Alcoa, Inc., 6.150%, 08/15/20	1,269,220	0.1
816,000		ArcelorMittal, 6.125%, 06/01/18	828,804	0.1
2,250,000		ArcelorMittal, 9.850%, 06/01/19	2,682,437	0.3
1,267,000		Barrick Gold Corp., 3.850%, 04/01/22	1,315,484	0.1
185,000		Celanese US Holdings LLC, 5.875%, 06/15/21	198,644	0.0
400,000		Corp Nacional del Cobre de Chile, 3.875%, 11/03/21	423,051	0.0
460,000	#, L	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	471,500	0.1
820,000	#, L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	826,150	0.1
495,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	575,758	0.1
1,100,000	L	Huntsman International LLC, 8.625%, 03/15/21	1,245,750	0.1
1,300,000		Owens, 7.375%, 05/15/16	1,456,000	0.2
2,107,000		Rio Tinto Finance USA PLC, 3.500%, 03/22/22	2,227,021	0.2
460,000	#	Sealed Air Corp., 8.375%, 09/15/21	522,100	0.1
1,008,000		Teck Resources Ltd., 10.250%, 05/15/16	1,126,084	0.1
1,028,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,081,260	0.1
827,000	#	Xstrata Canada Financial Corp., 4.950%, 11/15/21	856,730	0.1
			17,105,993	1.8
		Telecommunication Services: 2.0%
1,608,000		AT&T, Inc., 5.350%, 09/01/40	1,855,138	0.2
1,814,000		CenturyLink, Inc., 5.800%, 03/15/22	1,810,488	0.2
800,000		CenturyLink, Inc., 6.000%, 04/01/17	851,127	0.1
500,000	L	Frontier Communications Corp., 7.875%, 04/15/15	552,500	0.1
570,000	L	Frontier Communications Corp., 8.125%, 10/01/18	608,475	0.1
425,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	453,687	0.0
425,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	448,375	0.0
450,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	478,125	0.1
586,000		Qwest Communications International, Inc., 7.125%, 04/01/18	620,428	0.1
770,000	#, L	Sable International Finance Ltd., 8.750%, 02/01/20	827,750	0.1
1,228,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	1,234,140	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
1,428,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	$1,278,060	0.1
2,826,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	3,168,014	0.3
810,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	830,250	0.1
1,197,000		Verizon Communications, Inc., 3.500%, 11/01/21	1,277,971	0.1
1,340,000		Verizon Communications, Inc., 4.750%, 11/01/41	1,482,122	0.2
1,200,000		Windstream Corp., 7.000%, 03/15/19	1,236,000	0.1
			19,012,650	2.0
		Utilities: 2.3%
855,000		AES Corp., 8.000%, 10/15/17	976,837	0.1
1,191,000		Ameren Corp., 8.875%, 05/15/14	1,327,335	0.1
1,105,000	#	Calpine Corp., 7.500%, 02/15/21	1,198,925	0.1
600,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	615,797	0.1
1,043,000		CMS Energy Corp., 6.250%, 02/01/20	1,164,204	0.1
205,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	217,300	0.0
922,000		Commonwealth Edison Co., 3.400%, 09/01/21	991,465	0.1
612,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	683,305	0.1
1,249,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	1,416,905	0.1
873,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	925,380	0.1
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	958,703	0.1
872,000		Georgia Power Co., 2.850%, 05/15/22	876,089	0.1
609,000		Georgia Power Co., 4.300%, 03/15/42	638,047	0.1
314,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	305,737	0.0
137,707	#	Juniper Generation, LLC, 6.790%, 12/31/14	119,961	0.0
596,000	#	Korea Gas Corp., 6.250%, 01/20/42	718,042	0.1
618,000		Metropolitan Edison, 7.700%, 01/15/19	781,695	0.1
709,000		Nevada Power Co., 7.125%, 03/15/19	906,673	0.1
413,000		Nisource Finance Corp., 4.450%, 12/01/21	434,413	0.0
521,000		Nisource Finance Corp., 5.950%, 06/15/41	585,136	0.1
645,000		Nisource Finance Corp., 6.125%, 03/01/22	758,657	0.1
701,000	#	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	716,735	0.1
980,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	1,173,469	0.1
851,000		Oncor Electric Delivery Co. LLC, 7.500%, 09/01/38	1,089,311	0.1
1,463,000		Sempra Energy, 2.300%, 04/01/17	1,501,707	0.2
1,169,000		Southwestern Electric Power, 5.550%, 01/15/17	1,324,157	0.1
			22,405,985	2.3
		Total Corporate Bonds/Notes
		(Cost $299,872,936)	309,491,573	32.4
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.0%
1,039,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	1,091,987	0.1
2,753,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	2,825,503	0.3
900,000	#	Arkle Master Issuer PLC, 2.166%, 05/17/60	910,052	0.1
2,097,611	#	Banc of America Funding Corp., 5.250%, 08/26/35	2,121,978	0.2
1,900,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.193%, 09/10/47	1,850,265	0.2
25,682,775	#, ^	Banc of America Commercial Mortgage, Inc., 0.180%, 10/10/45	213,781	0.0
1,780,000		Banc of America Commercial Mortgage, Inc., 5.661%, 06/10/49	1,758,770	0.2
2,842,509		Banc of America Funding Corp., 5.500%, 02/25/35	2,849,070	0.3
738,213	#	Banc of America Large Loan, Inc., 1.642%, 06/15/18	736,767	0.1
860,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.193%, 09/10/47	820,953	0.1
1,030,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.193%, 09/10/47	929,391	0.1
1,242,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.321%, 07/10/43	1,203,612	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
480,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.475%, 03/11/41	$447,392	0.0
375,219	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.850%, 11/15/31	378,017	0.0
650,000	#	Bank of America-First Union NB Commercial Mortgage, 6.250%, 04/11/37	610,172	0.1
525,726		Bear Stearns Alternative-A Trust, 0.885%, 07/25/34	419,396	0.0
740,000		Bear Stearns Commercial Mortgage Securities, 5.134%, 02/13/42	618,768	0.1
240,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	238,803	0.0
660,000	#	Bear Stearns Commercial Mortgage Securities, 5.713%, 04/12/38	615,128	0.1
550,000		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	503,271	0.1
283,797	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	283,468	0.0
730,000	#	Bear Stearns Deutsche Bank Trust, 5.008%, 09/15/27	786,863	0.1
1,337,695		Chase Mortgage Finance Corp., 5.247%, 12/25/35	1,266,180	0.1
1,637,704		Chase Mortgage Finance Corp., 6.000%, 05/25/37	1,356,936	0.1
2,699,183		Citicorp Mortgage Securities, Inc., 6.000%, 06/25/36	2,680,382	0.3
1,165,724		Citicorp Mortgage Securities, Inc., 6.000%, 08/25/36	1,134,021	0.1
691,838	#	Commercial Mortgage Pass Through Certificates, 0.692%, 12/15/20	656,658	0.1
555,179	#	Commercial Mortgage Pass Through Certificates, 0.742%, 12/15/20	477,682	0.1
503,932	#	Commercial Mortgage Pass Through Certificates, 0.842%, 12/15/20	252,322	0.0
6,994,460	^	Commercial Mortgage Pass Through Certificates, 2.452%, 05/15/45	965,226	0.1
1,848,463	#	Commercial Mortgage Pass Through Certificates, 3.826%, 07/17/28	1,858,779	0.2
382,710		Commercial Mortgage Pass Through Certificates, 5.811%, 12/10/49	382,655	0.0
5,177,059		Countrywide Alternative Loan Trust, 0.645%, 05/25/36	2,058,458	0.2
1,974,900		Countrywide Home Loan Mortgage Pass Through Trust, 5.750%, 06/25/37	1,693,845	0.2
3,510,241		Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, 01/25/38	2,900,731	0.3
995,798		Countrywide Home Loan Mortgage Pass-through Trust, 0.565%, 04/25/35	161,144	0.0
830,000		Credit Suisse First Boston Mortgage Securities Corp., 5.100%, 08/15/38	778,725	0.1
1,285,000	#	Credit Suisse Mortgage Capital Certificates, 5.781%, 04/12/49	1,294,316	0.1
500,000		Credit Suisse Mortgage Capital Certificates, 5.869%, 06/15/39	537,266	0.1
2,073,761		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.365%, 08/25/36	1,042,733	0.1
2,553,262		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.435%, 10/25/36	1,058,805	0.1
513,418		First Horizon Asset Securities, Inc., 5.750%, 02/25/36	512,435	0.1
903,146	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	905,570	0.1
2,700,000	#	Fosse Master Issuer PLC, 1.727%, 10/18/54	2,704,668	0.3
1,998,360		Freddie Mac, 5.000%, 02/15/35	2,218,150	0.2
1,644,984		Freddie Mac, 5.500%, 07/15/37	1,910,094	0.2
700,000	#	Gracechurch Mortgage Financing PLC, 2.017%, 11/20/56	706,253	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,016,185	#, ^	GS Mortgage Securities Corp. II, 1.936%, 08/10/44	$449,941	0.1
2,140,000	#	GS Mortgage Securities Corp. II, 5.309%, 01/10/40	2,145,002	0.2
177,426		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	177,818	0.0
916,077		GSR Mortgage Loan Trust, 5.500%, 07/25/35	913,738	0.1
68,307		GSR Mortgage Loan Trust, 0.745%, 06/25/35	64,870	0.0
2,900,000	#	Holmes Master Issuer PLC, 2.017%, 10/21/54	2,912,175	0.3
2,100,000	#	Holmes Master Issuer PLC, 2.117%, 10/15/54	2,117,081	0.2
269,139		Homebanc Mortgage Trust, 1.105%, 08/25/29	196,107	0.0
17,397,000	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.066%, 06/16/45	1,984,505	0.2
847,093		JP Morgan Commercial Mortgage Finance Corp., 8.513%, 08/15/32	866,233	0.1
144,606		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	145,190	0.0
1,119,483		JPMorgan Chase Commerical Mortgage Securities Corp., 5.994%, 06/15/49	1,121,291	0.1
1,630,000	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	1,635,259	0.2
413,576		JPMorgan Mortgage Trust, 5.314%, 07/25/35	409,865	0.0
36,709,061	#, ^	LB-UBS Commercial Mortgage Trust, 0.247%, 09/15/39	644,134	0.1
54,375,273	#, ^	LB-UBS Commercial Mortgage Trust, 0.842%, 11/15/38	1,205,636	0.1
1,600,000		LB-UBS Commercial Mortgage Trust, 4.895%, 07/15/40	1,513,064	0.2
1,110,000		LB-UBS Commercial Mortgage Trust, 4.924%, 07/15/40	1,012,988	0.1
1,470,000		LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	1,443,635	0.2
670,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	459,051	0.1
740,000	#	LB-UBS Commercial Mortgage Trust, 5.032%, 10/15/36	706,303	0.1
2,230,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	2,258,555	0.2
820,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	752,427	0.1
600,000	#	LB-UBS Commercial Mortgage Trust, 5.417%, 10/15/36	549,392	0.1
410,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	409,824	0.0
2,490,000		LB-UBS Commercial Mortgage Trust, 6.087%, 06/15/38	2,049,275	0.2
1,760,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	1,707,499	0.2
510,000	#	Merrill Lynch Mortgage Investors, Inc., 6.000%, 12/15/30	513,569	0.1
345,351		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	350,341	0.0
50,608,129	#, ^	Merrill Lynch Mortgage Trust, 0.667%, 02/12/51	820,702	0.1
1,376,000		Morgan Stanley Capital I, 5.073%, 08/13/42	1,390,063	0.1
1,310,000		Morgan Stanley Capital I, 5.172%, 08/13/42	1,247,300	0.1
850,000		Morgan Stanley Capital I, 5.202%, 08/13/42	755,472	0.1
1,477,000		Morgan Stanley Capital I, 5.302%, 01/14/42	1,474,916	0.2
1,080,000		Morgan Stanley Capital I, 5.336%, 01/14/42	1,049,045	0.1
850,000		Morgan Stanley Capital I, 5.300%, 06/15/40	788,361	0.1
1,460,000		Morgan Stanley Capital I, 5.532%, 06/15/38	1,447,481	0.2
1,000,000	#	Morgan Stanley Capital I, 5.623%, 01/13/41	993,157	0.1
1,700,000		Morgan Stanley Capital I, 5.793%, 07/12/44	1,700,522	0.2
250,000	#	Morgan Stanley Capital I, 5.910%, 11/15/31	235,664	0.0
1,400,000	#	Morgan Stanley Capital I, 5.987%, 08/12/41	1,215,053	0.1
280,000	#	Morgan Stanley Capital I, 7.350%, 07/15/32	284,925	0.0
1,044,000	#	Morgan Stanley Reremic Trust, 5.853%, 12/17/43	1,064,858	0.1
3,330,000	#	PNC Mortgage Acceptance Corp., 6.220%, 10/12/33	3,049,394	0.3
19,369,893	#, ^	RBSCF Trust, 1.125%, 04/15/24	434,166	0.0
2,680,000	#	RBSCF Trust, 5.305%, 01/16/49	2,716,315	0.3
4,694,437		Residential Accredit Loans, Inc., 0.415%, 01/25/37	2,349,706	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,834,151		Residential Accredit Loans, Inc., 0.695%, 12/25/36	$661,146	0.1
237,818		Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	237,336	0.0
3,929,000	#	Silverstone Master Issuer PLC, 2.016%, 01/21/55	3,964,066	0.4
476,212		Structured Adjustable Rate Mortgage Loan Trust, 2.751%, 09/25/34	458,197	0.1
602,701		Structured Asset Mortgage Investments, Inc., 0.483%, 04/19/35	492,338	0.1
826,283		Structured Asset Securities Corp., 5.500%, 05/25/35	864,023	0.1
827,269		Wachovia Bank Commercial Mortgage Trust, 5.030%, 01/15/41	835,255	0.1
1,331,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	1,323,787	0.1
979,524		WaMu Mortgage Pass Through Certificates, 2.451%, 10/25/35	938,586	0.1
1,159,860		Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	1,242,313	0.1
2,074,923		Wells Fargo Mortgage Backed Securities Trust, 5.500%, 11/25/35	2,092,962	0.2
1,731,534		Wells Fargo Mortgage Backed Securities Trust, 6.000%, 03/25/37	1,601,052	0.2
14,320,000	#, ^	WF-RBS Commercial Mortgage Trust, 1.614%, 06/15/45	1,517,595	0.2
		Total Collateralized Mortgage Obligations
		(Cost $124,418,776)	123,687,965	13.0
U.S. TREASURY OBLIGATIONS: 17.5%
		U.S. Treasury Bonds: 1.4%
3,371,000		1.750%, due 05/15/22	3,402,077	0.3
9,507,000		3.125%, due 02/15/42	10,231,909	1.1
			13,633,986	1.4
		U.S. Treasury Notes: 16.1%
7,781,000		0.250%, due 04/30/14	7,773,406	0.8
7,114,000		0.250%, due 05/31/14	7,106,779	0.8
31,436,000		0.250%, due 05/15/15	31,310,759	3.3
1,956,000		0.375%, due 06/15/15	1,954,930	0.2
40,297,000		0.625%, due 05/31/17	40,136,457	4.2
65,132,000		1.125%, due 05/31/19	65,284,669	6.8
			153,567,000	16.1
		Total U.S. Treasury Obligations
		(Cost $167,734,755)	167,200,986	17.5
ASSET-BACKED SECURITIES: 3.9%
		Automobile Asset-Backed Securities: 0.1%
1,500,000	#	SMART Trust, 1.590%, 10/14/16	1,501,768	0.1
		Credit Card Asset-Backed Securities: 0.4%
1,250,000	#	Gracechurch Card Funding PLC, 0.942%, 02/15/17	1,250,297	0.2
2,200,000	#	Penarth Master Issuer PLC, 0.813%, 03/18/14	2,201,881	0.2
			3,452,178	0.4
		Home Equity Asset-Backed Securities: 0.0%
236,108		Freddie Mac Structured Pass-Through Securities, 0.495%, 05/25/31	231,421	0.0
47,979		Freddie Mac Structured Pass-Through Securities, 0.545%, 01/25/32	46,186	0.0
57,161		Residential Asset Securities Corp., 0.845%, 06/25/32	29,582	0.0
			307,189	0.0
		Other Asset-Backed Securities: 3.4%
374,553	#	ARES CLO Funds, 0.708%, 09/18/17	369,682	0.0
900,000	#	ARES CLO Funds, 3.117%, 02/26/16	831,225	0.1
750,000	#	ARES CLO Ltd., 1.817%, 02/26/16	710,970	0.1
500,000	#	ARES CLO Ltd., 6.901%, 02/26/16	498,949	0.0
881,389	#	Atrium CDO Corp., 0.797%, 10/27/16	866,772	0.1
700,000	#	Babson CLO Ltd/Cayman Islands, 5.692%, 11/15/16	720,899	0.1
750,000	#	Babson CLO Ltd/Cayman Islands, 6.812%, 11/15/16	745,007	0.1
192,832	#	Callidus Debt Partners Fund Ltd., 0.967%, 05/15/15	191,950	0.0
395,107	#	Carlyle High Yield Partners, 0.837%, 08/11/16	390,919	0.0
86,609		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.845%, 07/25/33	74,639	0.0

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
877,144		Credit-Based Asset Servicing and Securitization, LLC, 4.624%, 12/25/36	$522,986	0.1
824,957		Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	800,458	0.1
1,399,405	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	1,380,590	0.1
1,188,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	994,127	0.1
1,800,000	#	Dryden Leveraged Loan CDO 2002-II, 2.768%, 09/17/16	1,751,333	0.2
302,126	#	Dryden Leveraged Loan CDO 2002-II, 6.184%, 12/22/15	302,126	0.0
4,350,000		Fieldstone Mortgage Investment Corp., 0.405%, 11/25/36	1,498,729	0.2
4,750,000		Fieldstone Mortgage Investment Corp., 0.485%, 11/25/36	1,647,547	0.2
621,179	#	First CLO Ltd., 0.778%, 12/14/16	617,398	0.1
14,371	#	First CLO Ltd., 0.816%, 07/27/16	14,364	0.0
1,100,000	#	First CLO Ltd., 1.468%, 12/14/16	1,059,751	0.1
600,000	#	First CLO Ltd., 2.766%, 07/27/16	564,248	0.1
1,250,000	#	Galaxy CLO Ltd., 2.017%, 01/15/16	1,249,488	0.1
168,322	#	Granite Ventures Ltd., 0.727%, 12/15/17	167,538	0.0
1,575,000	#	Grayston CLO Ltd., 1.767%, 08/15/16	1,518,936	0.2
192,557	#	Gulf Stream Compass CLO Ltd., 0.827%, 07/15/16	191,935	0.0
3,100,000	#	Gulf Stream Compass CLO Ltd., 0.887%, 05/15/17	2,963,560	0.3
1,000,000	#	Hewett’s Island CDO Ltd., 1.668%, 12/15/16	915,362	0.1
855,643	#	Katonah Ltd., 0.788%, 09/20/16	846,422	0.1
1,063,233	#	Landmark CDO Ltd., 1.317%, 01/15/16	1,057,520	0.1
458,617		Lehman XS Trust, 0.525%, 08/25/35	362,335	0.0
648,237	#	Lightpoint CLO Ltd., 0.728%, 09/15/17	627,734	0.1
10,178,000		Morgan Stanley ABS Capital I, 0.515%, 03/25/36	4,159,703	0.4
26,926	#	Navigator CDO Ltd., 2.167%, 11/15/15	26,934	0.0
600,000	#	Olympic CLO Ltd., 1.367%, 05/15/16	591,296	0.1
1,126,976	#	Wind River CLO Ltd., 0.798%, 12/19/16	1,108,249	0.1
			32,341,681	3.4
		Total Asset-Backed Securities
		(Cost $38,959,001)	37,602,816	3.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.6%
		Federal Home Loan Mortgage Corporation: 10.3%##
10,331,362	^	6.243%, due 06/15/36	1,685,157	0.2
144,126		0.592%, due 02/15/32	144,460	0.0
10,066,000	W	3.000%, due 01/15/27	10,526,835	1.1
1,032,605		3.342%, due 03/15/38	1,080,023	0.1
1,459,000	W	3.500%, due 01/15/42	1,526,707	0.2
5,538,471		4.000%, due 10/01/41	5,890,087	0.6
1,955,124		4.000%, due 10/01/41	2,079,247	0.2
7,132,896		4.000%, due 12/01/41	7,585,735	0.8
1,120,266		4.500%, due 08/01/41	1,200,441	0.1
3,500,244		4.500%, due 08/01/41	3,750,750	0.4
3,288,215		4.500%, due 08/01/41	3,523,546	0.4
3,734,505		4.500%, due 09/01/41	3,995,941	0.4
5,076,271		4.500%, due 10/01/41	5,439,569	0.6
2,114,634	^	4.801%, due 03/15/33	2,244,543	0.2
278,341		4.858%, due 04/01/35	298,479	0.0
474,174	^	5.000%, due 05/15/17	11,632	0.0
1,186,867		5.000%, due 12/15/17	1,274,181	0.1
308,200		5.000%, due 02/15/32	315,478	0.0
329,434		5.000%, due 04/15/32	331,013	0.0
1,441,818		5.000%, due 02/15/35	1,621,058	0.2
824,325		5.000%, due 02/15/35	864,272	0.1
720,735		5.000%, due 01/01/41	781,182	0.1
2,315,299		5.500%, due 08/15/20	2,324,923	0.2
2,096,736		5.500%, due 11/15/22	2,284,287	0.2
1,102,408		5.500%, due 07/15/32	1,125,850	0.1
2,827,702		5.500%, due 12/15/32	3,139,093	0.3
1,254,914		5.500%, due 09/15/34	1,395,921	0.2
624,940		5.500%, due 09/15/35	629,410	0.1
11,027,348		5.500%, due 02/15/36	12,366,957	1.3
1,425,834		5.500%, due 08/15/36	1,690,874	0.2
1,561,676		5.500%, due 05/15/37	1,719,397	0.2
3,767,000		5.500%, due 06/15/37	4,196,281	0.4
49,592		5.623%, due 05/01/37	53,778	0.0
5,951,998	^	5.808%, due 07/15/40	1,128,749	0.1
4,450		6.000%, due 04/01/14	4,678	0.0
15,903		6.000%, due 12/01/28	17,833	0.0
23,465		6.000%, due 01/01/29	26,313	0.0
778,418		6.000%, due 01/15/29	835,043	0.1
746,957		6.000%, due 01/15/29	838,251	0.1
877,915		6.000%, due 07/15/32	986,329	0.1
731,400	^	6.000%, due 04/15/33	122,937	0.0
3,735,683		6.000%, due 10/15/37	4,317,800	0.5
22,815,890	^	6.358%, due 09/15/34	2,822,253	0.3
24,919		6.500%, due 01/01/24	28,094	0.0
30,371		6.500%, due 12/01/31	34,601	0.0
20,216		7.000%, due 11/01/31	23,924	0.0
13,375		7.000%, due 03/01/32	15,709	0.0
475,000	W	4.500%, due 08/15/39	507,211	0.1
			98,806,832	10.3

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: 13.0%##
245,636		0.643%, due 04/18/28	$246,620	0.0
139,023		0.700%, due 10/25/33	139,872	0.0
148,962		0.795%, due 01/25/32	148,996	0.0
13,000,000	W	3.000%, due 04/25/42	13,300,626	1.4
22,484,000	W	3.500%, due 08/15/42	23,576,583	2.5
1,190,021	^	4.000%, due 11/01/18	77,760	0.0
11,622,000	W	4.000%, due 02/25/39	12,371,983	1.3
2,267,840		4.000%, due 02/01/42	2,418,903	0.3
2,188,106		4.000%, due 03/01/42	2,344,798	0.3
1,087,662		4.000%, due 03/01/42	1,165,550	0.1
953,350		4.000%, due 06/01/42	1,021,620	0.1
2,073,057		4.000%, due 07/01/42	2,221,511	0.2
1,130,000		4.000%, due 07/01/42	1,210,920	0.1
1,023,490		4.000%, due 07/01/42	1,096,783	0.1
6,589,319		4.000%, due 07/01/42	7,061,187	0.7
6,022,000	W	4.500%, due 07/15/35	6,461,417	0.7
1,311,600		4.500%, due 11/01/40	1,412,027	0.2
1,821,631		4.500%, due 11/01/40	1,961,109	0.2
18,200		4.500%, due 12/01/40	19,593	0.0
28,582		4.500%, due 12/01/40	30,770	0.0
28,532		4.500%, due 01/01/41	30,717	0.0
37,017		4.500%, due 01/01/41	39,851	0.0
6,805,062		4.500%, due 09/01/41	7,338,870	0.8
2,460,474		4.500%, due 10/01/41	2,653,481	0.3
944,765		4.500%, due 11/01/41	1,018,875	0.1
800,757		5.000%, due 05/25/32	821,061	0.1
772,774		5.000%, due 06/01/33	841,029	0.1
1,116,651		5.000%, due 07/25/34	1,153,781	0.1
2,102,280		5.000%, due 07/01/35	2,293,120	0.2
1,991,016		5.000%, due 08/01/35	2,160,650	0.2
329,663		5.000%, due 10/01/35	357,750	0.0
1,224,979		5.000%, due 01/01/36	1,332,370	0.1
800,594		5.000%, due 02/01/36	870,782	0.1
1,640,677		5.000%, due 07/01/36	1,785,588	0.2
2,060,910		5.000%, due 07/01/37	2,242,939	0.2
728,094		5.000%, due 11/01/40	791,948	0.1
604,593		5.000%, due 02/01/41	656,103	0.1
382,574		5.000%, due 05/01/41	416,544	0.1
1,302,587		5.000%, due 06/01/41	1,418,248	0.2
904,341		5.000%, due 06/01/41	984,640	0.1
643,227		5.006%, due 07/01/35	691,600	0.1
57,985		5.500%, due 02/01/18	63,527	0.0
574,000		5.500%, due 08/25/34	632,919	0.1
1,588,072		5.500%, due 03/01/37	1,742,174	0.2
87,050		5.500%, due 06/01/37	95,008	0.0
83,055		6.000%, due 08/01/16	89,460	0.0
833		6.000%, due 12/01/16	897	0.0
36,274		6.000%, due 03/01/17	39,071	0.0
4,219		6.000%, due 07/01/17	4,642	0.0
340,465		6.000%, due 09/01/17	374,595	0.0
21,536		6.000%, due 11/01/17	23,196	0.0
20,272		6.000%, due 10/01/18	22,304	0.0
411,553		6.000%, due 07/25/29	461,019	0.1
968,941		6.000%, due 07/25/29	1,085,402	0.1
767,781		6.000%, due 04/25/31	861,159	0.1
1,187,948	^	6.000%, due 08/25/33	199,293	0.0
558,080		6.000%, due 09/01/36	615,090	0.1
510,656		6.000%, due 12/01/37	569,046	0.1
1,008,315		6.000%, due 02/01/38	1,123,608	0.1
1,880,039	^	6.455%, due 08/25/26	278,309	0.0
5,246,889	^	6.495%, due 01/25/37	1,008,379	0.1
8,845		6.500%, due 02/01/28	10,131	0.0
6,673		6.500%, due 07/01/29	7,672	0.0
359		6.500%, due 06/01/31	411	0.0
163,841		6.500%, due 07/01/31	188,386	0.0
506		6.500%, due 09/01/31	581	0.0
1,412		6.500%, due 09/01/31	1,616	0.0
64,473		6.500%, due 11/01/31	73,810	0.0
36,181		6.500%, due 04/01/32	41,421	0.0
3,033		6.500%, due 08/01/32	3,472	0.0
5,741		6.500%, due 08/01/32	6,573	0.0
87,857		6.500%, due 01/01/33	100,580	0.0
62,065		6.500%, due 02/01/33	71,053	0.0
198,864		6.500%, due 12/01/33	227,662	0.0
16,923,972	^	6.505%, due 10/25/35	3,203,006	0.3
26,521		7.000%, due 12/01/27	31,621	0.0
20,207		7.000%, due 01/01/30	24,219	0.0
12,631		7.000%, due 10/01/31	15,012	0.0
6,581		7.000%, due 03/01/32	7,821	0.0
1,176,242	^	7.443%, due 02/17/29	244,618	0.0
5,233		7.500%, due 09/01/30	6,396	0.0
4,195		7.500%, due 10/01/30	5,097	0.0
16,271		7.500%, due 10/01/30	17,993	0.0
12,374		7.500%, due 09/01/31	15,177	0.0
39,962		7.500%, due 02/01/32	48,609	0.0
105,484		27.619%, due 02/25/34	148,019	0.0
1,325,264		32.224%, due 11/25/36	2,366,169	0.3
			124,344,798	13.0
		Government National Mortgage Association: 8.3%
6,305		2.375%, due 04/20/28	6,555	0.0
10,879,000	W	3.000%, due 11/15/41	11,400,851	1.2
26,002,000	W	3.500%, due 03/15/42	27,655,563	2.9
1,524,861		4.000%, due 11/20/40	1,668,991	0.2
18,706,000	W	4.000%, due 03/15/41	20,316,469	2.1
1,499,922		4.500%, due 04/15/39	1,656,468	0.2
1,651,430		4.500%, due 10/15/39	1,823,790	0.2
1,507,796		4.500%, due 11/15/39	1,665,164	0.2
1,461,729		4.500%, due 11/15/39	1,614,289	0.2
367,784		4.500%, due 12/15/39	406,170	0.0
498,540		4.500%, due 08/20/41	550,747	0.1
13,934,016	^	5.000%, due 06/16/39	796,038	0.1
1,191,248		5.140%, due 10/20/60	1,358,007	0.1
789,147		5.288%, due 10/20/60	902,995	0.1
11,564,211	^	5.606%, due 06/20/40	1,791,226	0.2
6,478,601	^	5.956%, due 06/20/38	780,302	0.1
8,078,649	^	5.956%, due 04/20/39	1,111,051	0.1
7,031,028	^	6.056%, due 05/20/39	862,311	0.1
6,462,625	^	6.156%, due 04/20/38	914,790	0.1
2,153,125	^	6.257%, due 05/16/38	321,628	0.0
6,717,420	^	6.306%, due 01/20/38	912,222	0.1
158,453		6.500%, due 09/16/38	185,652	0.0
141,547		7.500%, due 10/16/32	164,040	0.0
261,636	^	8.007%, due 06/16/31	38,460	0.0
			78,903,779	8.3
		Total U.S. Government Agency Obligations
		(Cost $288,897,494)	302,055,409	31.6
FOREIGN GOVERNMENT BONDS: 5.1%
682,021		Argentina Government International Bond, 2.500%, 12/31/38	221,657	0.0

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
313,569			Argentina Government International Bond, 8.280%, 12/31/33	$206,956	0.0
BRL	24,192,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/14	12,367,514	1.3
BRL	12,962,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	6,490,726	0.7
BRL	8,278,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	4,094,142	0.4
675,000			Brazilian Government International Bond, 4.875%, 01/22/21	784,013	0.1
749,000			Federal Republic of Brazil, 5.625%, 01/07/41	922,394	0.1
647,000			Colombia Government International Bond, 6.125%, 01/18/41	844,335	0.1
157,000			Colombia Government International Bond, 7.375%, 09/18/37	233,066	0.0
774,000			Hungary Government International Bond, 6.375%, 03/29/21	757,746	0.1
1,670,000		#	Indonesia Government International Bond, 3.750%, 04/25/22	1,674,175	0.2
350,000			Indonesia Government International Bond, 6.875%, 01/17/18	415,188	0.1
337,000		#	Lithuania Government International Bond, 5.125%, 09/14/17	357,220	0.0
200,000			Lithuania Government International Bond, 6.625%, 02/01/22	229,750	0.0
264,000		#	Lithuania Government International Bond, 6.625%, 02/01/22	303,270	0.0
445,000			Panama Government International Bond, 5.200%, 01/30/20	521,762	0.1
333,000			Panama Government International Bond, 6.700%, 01/26/36	451,215	0.1
77,000			Panama Government International Bond, 9.375%, 04/01/29	126,280	0.0
667,000			Peruvian Government International Bond, 5.625%, 11/18/50	812,072	0.1
150,000			Peruvian Government International Bond, 7.350%, 07/21/25	211,500	0.0
1,298,000			Philippine Government International Bond, 4.000%, 01/15/21	1,400,217	0.2
200,000			Philippine Government International Bond, 5.000%, 01/13/37	218,500	0.0
92,000			Philippine Government International Bond, 10.625%, 03/16/25	152,490	0.0
487,000			Poland Government International Bond, 5.000%, 03/23/22	533,995	0.1
969,360		#	Russia Government Bond, 7.500%, 03/31/30	1,166,227	0.1
424,177			Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	510,323	0.1
680,000			South Africa Government Bond, 5.500%, 03/09/20	787,100	0.1
ZAR	56,787,100		South Africa Government Bond, 10.500%, 12/21/26	8,443,894	0.9
312,000			Turkey Government International Bond, 5.125%, 03/25/22	325,650	0.0
200,000			Turkey Government International Bond, 6.250%, 09/26/22	227,000	0.0
617,000			Turkey Government International Bond, 7.500%, 11/07/19	749,655	0.1
300,000		#	Ukraine Government International Bond, 6.250%, 06/17/16	270,000	0.0
415,000			Ukraine Government International Bond, 7.650%, 06/11/13	408,775	0.1
368,000		#	Ukraine Government International Bond, 7.650%, 06/11/13	362,480	0.0
293,000			Ukraine Government International Bond, 6.250%, 06/17/16	263,700	0.0
261,864			Uruguay Government International Bond, 6.875%, 09/28/25	346,970	0.0
123,028			Uruguay Government International Bond, 7.625%, 03/21/36	178,391	0.0
94,180		&	Uruguay Government International Bond, 7.875%, 01/15/33	137,267	0.0
288,282			Uruguay Government International Bond, 8.000%, 11/18/22	407,198	0.0
			Total Foreign Government Bonds
			(Cost $49,726,458)	48,914,813	5.1

Shares				Value	Percentage of Net Assets
PREFERRED STOCK: 0.5%
			Financials: 0.5%
23,000		@, P	Citigroup Capital XIII	627,670	0.1
64,000		@, P	PNC Financial Services Group, Inc.	1,686,400	0.2
45,155		@, P	US Bancorp	1,236,344	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
49,000	@, P	US Bancorp	$1,400,420	0.1
		Total Preferred Stock
		(Cost $4,593,125)	4,950,834	0.5

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Credit Default Swaptions: 0.1%
32,145,000	@	Call on OTC Swaption, CDX.NA.HY.18, Portfolio Receives, Strike @ 94.000, Exp. 09/19/12 Counterparty: Morgan Stanley	$663,853	0 .1
		Total Purchased Options
		(Cost $1,085,490)	663,853	0 .1
		Total Long-Term Investments
		(Cost $975,288,035)	994,568,249	104 .1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.5%
		Securities Lending Collateral(cc)(1): 0.9%
1,926,465		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,926,495, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,964,994, due 05/01/32-06/01/42)	$1,926,465	0.2
1,926,465		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,926,497, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,964,994, due 07/01/42-02/20/61)	1,926,465	0.2
1,926,465		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,926,494, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,964,994, due 04/01/24-06/01/42)	1,926,465	0.2
1,926,465		Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,926,505, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,964,994, due 10/01/14-02/25/44)	1,926,465	0.2
405,570		UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $405,577, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $413,681, due 07/01/21-04/01/42)	405,570	0.1
			8,111,430	0.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 9.6%
92,007,565		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $92,007,565)	$92,007,565	9.6
		Total Short-Term Investments
		(Cost $100,118,995)	100,118,995	10.5
		Total Investments in Securities (Cost $1,075,407,030)	$1,094,687,244	114.6
		Liabilities in Excess of Other Assets	(139,540,929)	(14.6)
		Net Assets	$955,146,315	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security
&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real
DKK	Danish Krone
ZAR	South African Rand

Cost for federal income tax purposes is $1,075,581,524.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$32,625,135
	Gross Unrealized Depreciation	(13,519,415)
	Net Unrealized Appreciation	$19,105,720

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Preferred Stock	$4,950,834	$—	$—	$4,950,834
Purchased Options	—	663,853	—	663,853
Corporate Bonds/Notes	—	309,491,573	—	309,491,573
Collateralized Mortgage Obligations	—	123,687,965	—	123,687,965
Short-Term Investments	92,007,565	8,111,430	—	100,118,995
U.S. Treasury Obligations	—	167,200,986	—	167,200,986
Foreign Government Bonds	—	48,914,813	—	48,914,813
Asset-Backed Securities	—	37,602,816	—	37,602,816
U.S. Government Agency Obligations	—	302,055,409	—	302,055,409
Total Investments, at fair value	$96,958,399	$997,728,845	$—	$1,094,687,244
Other Financial Instruments+
Swaps	—	368,908	—	368,908
Futures	608,775	—	—	608,775
Forward Foreign Currency Contracts	—	2,795,751	—	2,795,751
Total Assets	$97,567,174	$1,000,893,504	$—	$1,098,460,678

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(4,275,345)	$—	$(4,275,345)
Futures	(299,352)	—	—	(299,352)
Forward Foreign Currency Contracts	—	(889,260)	—	(889,260)
Total Liabilities	$(299,352)	$(5,164,605)	$—	$(5,463,957)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

	Beginning Balance on 3/31/2012	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 6/30/2012
Asset Table Investments, at value
Asset-Backed Securities	$1,595,727	$—	$(1,594,290)	$(7,959)	$4,134	$2,388	$—	$—	$—
Total Investments, at value	$1,595,727	$—	$(1,594,290)	$(7,959)	$4,134	$2,388	$—	$—	$—

As of June 30, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $—.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Russian Ruble	56,851,220	Buy	08/24/12	$1,697,964	$1,737,329	$39,365
Barclays Bank PLC	Russian Ruble	58,765,180	Buy	08/24/12	1,748,781	1,795,818	47,037
Barclays Bank PLC	Russian Ruble	58,857,220	Buy	08/24/12	1,747,802	1,798,631	50,829
Citigroup, Inc.	Russian Ruble	113,672,940	Buy	08/24/12	3,419,146	3,473,756	54,610
Citigroup, Inc.	South African Rand	15,888,946	Buy	08/24/12	1,897,900	1,927,103	29,203
Citigroup, Inc.	South African Rand	13,221,587	Buy	08/24/12	1,552,424	1,603,591	51,167
Citigroup, Inc.	South African Rand	26,443,174	Buy	08/24/12	3,103,955	3,207,182	103,227
Citigroup, Inc.	South African Rand	13,221,587	Buy	08/24/12	1,551,986	1,603,590	51,604
Citigroup, Inc.	South African Rand	13,221,587	Buy	08/24/12	1,551,968	1,603,591	51,623
Citigroup, Inc.	South African Rand	31,585,379	Buy	08/24/12	3,806,438	3,830,858	24,420
Citigroup, Inc.	South African Rand	31,578,560	Buy	08/24/12	3,811,818	3,830,031	18,213
Citigroup, Inc.	South African Rand	31,730,530	Buy	08/24/12	3,845,053	3,848,463	3,410
Credit Suisse First Boston	Mexican Peso	28,707,896	Buy	08/24/12	2,077,227	2,140,155	62,928
Credit Suisse First Boston	Mexican Peso	31,950,049	Buy	08/24/12	2,311,988	2,381,855	69,867
Deutsche Bank AG	EU Euro	118,290	Buy	08/24/12	151,933	149,775	(2,158)
Deutsche Bank AG	Mexican Peso	22,268,165	Buy	08/24/12	1,552,126	1,660,077	107,951
Deutsche Bank AG	South African Rand	29,114,229	Buy	08/24/12	3,420,978	3,531,142	110,164
Deutsche Bank AG	South African Rand	23,264,189	Buy	08/24/12	2,817,375	2,821,616	4,241
JPMorgan Chase & Co.	Mexican Peso	21,920,063	Buy	08/24/12	1,574,740	1,634,127	59,387
JPMorgan Chase & Co.	Mexican Peso	28,955,846	Buy	08/24/12	2,083,851	2,158,639	74,788
							$1,011,876

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Brazilian Real	7,829,307	Sell	07/13/12	$4,014,000	$3,886,892	$127,108
Barclays Bank PLC	Mexican Peso	81,539,888	Sell	08/24/12	5,910,401	6,078,746	(168,345)
Barclays Bank PLC	Russian Ruble	58,473,720	Sell	08/24/12	1,779,562	1,786,912	(7,350)
Barclays Bank PLC	Russian Ruble	58,473,720	Sell	08/24/12	1,779,562	1,786,912	(7,350)
Citigroup, Inc.	Mexican Peso	23,749,829	Sell	08/24/12	1,725,689	1,770,534	(44,845)
Citigroup, Inc.	Mexican Peso	23,854,381	Sell	08/24/12	1,733,286	1,778,328	(45,042)
Citigroup, Inc.	Russian Ruble	56,654,750	Sell	08/24/12	1,724,125	1,731,325	(7,200)
Citigroup, Inc.	Russian Ruble	56,640,000	Sell	08/24/12	1,723,676	1,730,874	(7,198)
Citigroup, Inc.	Russian Ruble	56,649,440	Sell	08/24/12	1,726,275	1,731,163	(4,888)
Citigroup, Inc.	South African Rand	10,096,308	Sell	08/24/12	1,182,033	1,224,539	(42,506)
Citigroup, Inc.	South African Rand	31,607,336	Sell	08/24/12	3,695,964	3,833,521	(137,557)
Citigroup, Inc.	South African Rand	15,794,185	Sell	08/24/12	1,847,226	1,915,610	(68,384)
Citigroup, Inc.	South African Rand	15,762,633	Sell	08/24/12	1,845,065	1,911,783	(66,718)
Citigroup, Inc.	South African Rand	15,800,506	Sell	08/24/12	1,848,957	1,916,377	(67,420)
Credit Suisse First Boston	South African Rand	15,798,136	Sell	08/24/12	1,878,382	1,916,090	(37,708)
Deutsche Bank AG	South African Rand	208,891,946	Sell	08/24/12	25,161,035	25,335,626	(174,591)
HSBC	Brazilian Real	41,485,383	Sell	07/13/12	22,250,198	20,595,589	1,654,609
							$894,615

ING Intermediate Bond Fund Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	346	09/28/12	$76,184,875	$(31,865)
U.S. Treasury Ultra Long Bond	240	09/19/12	40,042,500	608,775
			$116,227,375	$576,910
Short Contracts
U.S. Treasury 10-Year Note	(432)	09/19/12	(57,618,000)	(132,892)
U.S. Treasury Long Bond	(288)	09/19/12	(42,615,000)	(134,595)
			$(100,233,000)	$(267,487)

ING Intermediate Bond Fund Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.17	Buy	(5.000)	06/20/17	USD	7,813,148	$(758,338)	$(606,438)	$(151,900)
Credit Suisse First Boston	CDX.EM.17	Buy	(5.000)	06/20/17	USD	6,696,984	(650,004)	(521,773)	(128,231)
Deutsche Bank AG	CDX.EM.17	Buy	(5.000)	06/20/17	USD	11,161,640	(1,083,341)	(864,154)	(219,187)
							$(2,491,683)	$(1,992,365)	$(499,318)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,311,000	68,796	103,920	(35,124)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	640,000	33,585	52,859	(19,274)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	5,079,000	266,527	219,099	47,428
							368,908	375,878	$(6,970)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	1,311,000	$(205,555)	$(131,429)	$(74,126)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2012 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	641,000	$(100,504)	$(58,907)	$(41,597)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	1,271,000	(199,284)	(115,325)	(83,959)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	2,540,000	(398,254)	(115,658)	(282,596)
								(903,597)	(421,319)	$(482,278)

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Intermediate Bond Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Goldman Sachs & Co.	01/02/17	BRL	51,500,000	$(880,065)	$—	$(880,065)
				$(880,065)	$—	$(880,065)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of June 30, 2012:

Derivatives Fair Value*
Credit contracts	$(2,362,519)
Foreign exchange contracts	1,906,491
Interest rate contracts	(570,642)
Total	$(1,026,670)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 23, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 23, 2012